UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06526
Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA 02108
(Address of principal executive offices) (Zip code)
50 South La Salle Street, Chicago IL 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
1-800-282-8782
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Boston Trust Asset Management Fund
BTBFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$84	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.19% for the 12-month period ended December 31, 2024, trailing the blended returns of the S&P 500® Index return of 25.02%, the Bloomberg U.S. Government/Credit Bond Index return of 1.18% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 5.29% for the same period. Overall, the Fund maintained broad diversification across equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 16.30%, Contribution to Return: 4.36%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 7.94%, Contribution to Return: 2.60%
Apple, Inc. (Information Technology) | Average Weight: 6.87%, Contribution to Return: 1.87%
Costco Wholesale Company (Consumer Staples) | Average Weight: 4.22%, Contribution to Return: 1.59%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Discretionary | Average Weight: 6.26%, Contribution to Return: -0.31%
Individual Holdings
Nike, Inc. (Consumer Discretionary) | Average Weight: 2.02%, Contribution to Return: -0.78%
United Parcel Service, Inc. (Industrials) | Average Weight: 1.33%, Contribution to Return: -0.25%
Comcast Corporation (Communication Services) | Average Weight: 1.81%, Contribution to Return: -0.22%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Asset Management Fund	11.19%	7.20%	8.39%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21)%	1.50%
Bloomberg U.S. Treasury Bellwethers: 3 Month	5.29%	2.51%	1.80%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$569,614,311
Total number of portfolio holdings	105
Total advisory fees paid	$4,168,691
Portfolio turnover rate for the period	7.52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	7.3%
Apple, Inc.	5.3%
Alphabet, Inc., Class C	4.9%
Accenture PLC, Class A	3.8%
Automatic Data Processing, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Costco Wholesale Corp.	2.9%
U.S. Treasury Bond	2.7%
Visa, Inc., Class A	2.6%
U.S. Treasury Note	2.3%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Equity Fund
BTEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$89	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.72% for the 12-month period ended December 31, 2024, trailing the S&P 500® Index return of 25.02% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Information Technology | Average Weight: 24.91%, Contribution to Return: 4.49%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 6.88%, Contribution to Return: 2.15%
Apple, Inc. (Information Technology) | Average Weight: 6.80%, Contribution to Return: 1.91%
Costco Wholesale Company (Consumer Staples) | Average Weight: 4.22%, Contribution to Return: 1.51%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Energy | Average Weight: 4.52%, Contribution to Return: -0.07%
Individual Holdings
Nike, Inc. (Consumer Discretionary) | Average Weight: 1.11%, Contribution to Return: -0.43%
Schlumberger Limited (Energy) | Average Weight: 1.31%, Contribution to Return: -0.39%
Comcast Corporation (Communication Services) | Average Weight: 1.99%, Contribution to Return: -0.25%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Equity Fund	13.72%	11.22%	11.29%
S&P 500® Index	25.02%	14.53%	13.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$245,922,974
Total number of portfolio holdings	59
Total advisory fees paid	$1,805,976
Portfolio turnover rate for the period	3.22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.7%
Alphabet, Inc., Class C	7.5%
Apple, Inc.	6.4%
Costco Wholesale Corp.	4.4%
JPMorgan Chase & Co.	4.1%
Visa, Inc., Class A	3.6%
Accenture PLC, Class A	3.6%
W.W. Grainger, Inc.	2.8%
Oracle Corp.	2.7%
Automatic Data Processing, Inc.	2.4%
Industry Sector Allocation
Material Fund Changes
Effective December 31, 2024, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets more than $300 million.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Midcap Fund
BTMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$103	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.28% for the 12-month period ended December 31, 2024, trailing the Russell Midcap® Index return of 15.34% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 15.47%, Contribution to Return: 3.47%
Individual Holdings
Williams-Sonoma, Inc. (Consumer Discretionary) | Average Weight: 1.75%, Contribution to Return: 1.05%
Fortinet, Inc. (Information Technology) | Average Weight: 1.29%, Contribution to Return: 0.76%
Brown & Brown, Inc. (Financials) | Average Weight: 1.34%, Contribution to Return: 0.63%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 12.44%, Contribution to Return: 0.02%
Individual Holdings
Dollar General Corp. (Consumer Staples) | Average Weight: 0.71%, Contribution to Return: -0.41%
Teleflex, Inc. (Health Care) | Average Weight: 1.20%, Contribution to Return: -0.41%
Nordson Corp. (Industrials) | Average Weight: 1.49%, Contribution to Return: -0.30%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Midcap Fund	10.28%	8.56%	9.66%
Russell Midcap® Index	15.34%	9.92%	9.63%
Russell 3000® Index	23.81%	13.86%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Effective July 2024, the Fund is comparing its performance to the Russell Midcap® Index so that investors may compare the Fund’s performance against the performance of the broader market. The Russell 3000® Index is additionally presented so that investors may compare the Fund’s performance against the performance of the market segment in which the Fund invests.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$254,317,427
Total number of portfolio holdings	74
Total advisory fees paid	$1,844,944
Portfolio turnover rate for the period	31.14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	3.1%
SEI Investments Co.	2.4%
FactSet Research Systems, Inc.	2.3%
Baker Hughes Co.	2.1%
Ross Stores, Inc.	1.9%
Lululemon Athletica, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Paycom Software, Inc.	1.9%
Cooper (The) Cos., Inc.	1.9%
AMETEK, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust SMID Cap Fund
BTSMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$79	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.17%, for the 12-month period ended December 31, 2024, trailing the Russell 2500® Index return of 11.99% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 16.49%, Contribution to Return: 3.06%
Individual Holdings
Williams-Sonoma, Inc. (Consumer Discretionary) | Average Weight: 1.70%, Contribution to Return: 1.23%
BJ's Wholesale Club Holdings, Inc. (Consumer Staples) | Average Weight: 2.02%, Contribution to Return: 0.65%
ExlService Holdings, Inc. (Industrials) | Average Weight: 1.72%, Contribution to Return: 0.64%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 11.31%, Contribution to Return: -0.44%
Individual Holdings
Qualys, Inc. (Information Technology) | Average Weight: 1.74%, Contribution to Return: -0.69%
Teleflex, Inc. (Health Care) | Average Weight: 1.57%, Contribution to Return: -0.48%
Charles River Laboratories (Health Care) | Average Weight: 1.80%, Contribution to Return: -0.45%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust SMID Cap Fund	10.17%	9.14%	9.90%
Russell 2500™ Index	11.99%	8.77%	8.85%
Russell 3000® Index	23.81%	13.86%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$824,947,142
Total number of portfolio holdings	77
Total advisory fees paid	$5,408,409
Portfolio turnover rate for the period	31.51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
SEI Investments Co.	2.3%
AptarGroup, Inc.	2.1%
Check Point Software Technologies Ltd.	2.1%
Cooper (The) Cos., Inc.	2.0%
Waters Corp.	2.0%
FactSet Research Systems, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Service Corp. International	1.8%
Qualys, Inc.	1.8%
ExlService Holdings, Inc.	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Walden Balanced Fund
WSBFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$98	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 6.88% for the 12-month period ended December 31, 2024, trailing the blended returns of the S&P 500® Index return of 25.02%, the Bloomberg U.S. Government/Credit Bond Index return of 1.18% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 5.29% for the same period. Overall, the Fund maintained broad diversification across several equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 14.26%, Contribution to Return: 3.09%
Individual Holdings
Apple, Inc. (Information Technology) | Average Weight: 6.64%, Contribution to Return: 1.93%
Alphabet, Inc., Class C (Communication Services) | Average Weight: 6.15%, Contribution to Return: 1.84%
JP Morgan Chase & Co. (Financials) | Average Weight: 4.13%, Contribution to Return: 1.57%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Energy | Average Weight: 4.25%, Contribution to Return: -0.61%
Individual Holdings
Adobe, Inc. (Information Technology) | Average Weight: 1.77%, Contribution to Return: -0.52%
Conoco Phillips (Energy) | Average Weight: 3.59%, Contribution to Return: -0.44%
Nike, Inc. (Consumer Discretionary) | Average Weight: 0.88%, Contribution to Return: -0.41%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Balanced Fund	6.88%	6.00%	7.34%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21)%	1.50%
Bloomberg U.S. Treasury Bellwethers: 3 Month	5.29%	2.51%	1.80%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$157,655,993
Total number of portfolio holdings	86
Total advisory fees paid	$1,224,050
Portfolio turnover rate for the period	3.30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
U.S. Treasury Note	6.5%
Apple, Inc.	5.8%
U.S. Treasury Note	5.1%
Alphabet, Inc., Class C	4.9%
U.S. Treasury Bond	3.5%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
U.S. Treasury Inflation Indexed Note	2.7%
Accenture PLC, Class A	2.7%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Walden Equity Fund
WSEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$105	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.81% for the 12-month period ended December 31, 2024, trailing the S&P 500® Index return of 25.02% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Information Technology | Average Weight: 30.67%, Contribution to Return: 3.49%
Individual Holdings
Apple, Inc. (Information Technology) | Average Weight: 8.04%, Contribution to Return: 2.29%
JP Morgan Chase & Co. (Financials) | Average Weight: 3.84%, Contribution to Return: 1.46%
Alphabet, Inc. (Communication Services) | Average Weight: 4.61%, Contribution to Return: 1.41%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Energy | Average Weight: 4.49%, Contribution to Return: -0.60%
Individual Holdings
Conoco Philips (Energy) | Average Weight: 4.16%, Contribution to Return: -0.50%
Adobe, Inc. (Information Technology) | Average Weight: 1.53%, Contribution to Return: -0.45%
Nike, Inc. (Consumer Discretionary) | Average Weight: 1.10%, Contribution to Return: -0.41%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Equity Fund	9.81%	9.87%	10.74%
S&P 500® Index	25.02%	14.53%	13.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$266,457,242
Total number of portfolio holdings	53
Total advisory fees paid	$2,141,580
Portfolio turnover rate for the period	6.14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	9.8%
Microsoft Corp.	8.9%
Alphabet, Inc., Class C	5.3%
JPMorgan Chase & Co.	4.2%
Visa, Inc., Class A	3.7%
Accenture PLC, Class A	3.6%
Alphabet, Inc., Class A	3.4%
ConocoPhillips	3.2%
UnitedHealth Group, Inc.	2.7%
Chubb Ltd.	2.5%
Industry Sector Allocation
Material Fund Changes
Effective December 31, 2024, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets more than $300 million.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Walden Midcap Fund
WAMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$105	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.40% for the 12-month period ended December 31, 2024, trailing the Russell Midcap® Index return of 15.34% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 15.51%, Contribution to Return: 3.50%
Individual Holdings
Williams-Sonoma, Inc. (Consumer Discretionary) | Average Weight: 1.78%, Contribution to Return: 1.11%
Fortinet, Inc. (Information Technology) | Average Weight: 1.40%, Contribution to Return: 0.83%
Brown & Brown, Inc. (Financials) | Average Weight: 1.34%, Contribution to Return: 0.63%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 12.51%, Contribution to Return: -0.11%
Individual Holdings
Dollar General Corporation (Consumer Staples) | Average Weight: 0.72%, Contribution to Return: 0.41%
Teleflex, Inc. (Health Care) | Average Weight: 1.22%, Contribution to Return: -0.41%
Nordson Corporation (Industrials) | Average Weight: 1.48%, Contribution to Return: -0.30%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Midcap Fund	10.40%	8.76%	9.67%
Russell Midcap® Index	15.34%	9.92%	9.63%
Russell 3000® Index	23.81%	13.86%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$161,898,675
Total number of portfolio holdings	71
Total advisory fees paid	$1,023,526
Portfolio turnover rate for the period	24.20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Baker Hughes Co.	3.1%
Paychex, Inc.	3.0%
SEI Investments Co.	2.3%
FactSet Research Systems, Inc.	2.3%
Eversource Energy	2.0%
Lululemon Athletica, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Ross Stores, Inc.	1.9%
Paycom Software, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Walden SMID Cap Fund
WASMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$105	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.39%, for the 12-month period ended December 31, 2024, trailing the Russell 2500® Index return of 11.99% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 17.08%, Contribution to Return: 3.17%
Individual Holdings
Williams-Sonoma (Consumer Discretionary) | Average Weight: 1.68%, Contribution to Return: 1.23%
Applied Industrial technologies, Inc. (Industrials) | Average Weight: 2.56%, Contribution to Return: 0.93%
BJ's Wholesale Club Holdings, Inc. (Consumer Staples) | Average Weight: 2.03%, Contribution to Return: 0.66%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 5.11%, Contribution to Return: -0.68%
Individual Holdings
Qualys, Inc. (Information Technology) | Average Weight: 1.95%, Contribution to Return: -0.61%
Teleflex Incorporated (Health Care) | Average Weight: 1.55%, Contribution to Return: -0.47%
Nordson Corporation (Industrials) | Average Weight: 1.86%, Contribution to Return: -0.36%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden SMID Cap Fund	10.39%	9.27%	9.78%
Russell 2500™ Index	11.99%	8.77%	8.85%
Russell 3000® Index	23.81%	13.86%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$302,875,119
Total number of portfolio holdings	70
Total advisory fees paid	$1,914,599
Portfolio turnover rate for the period	23.07%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.5%
Qualys, Inc.	2.5%
SEI Investments Co.	2.3%
Waters Corp.	2.3%
FactSet Research Systems, Inc.	2.2%
Check Point Software Technologies Ltd.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
AptarGroup, Inc.	2.1%
IDEX Corp.	2.0%
Cooper (The) Cos., Inc.	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Walden Small Cap Fund
BOSOX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$106	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.55%, for the 12-month period ended  December 31, 2024, outperforming the Russell 2000® Index return of 11.54% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Consumer Staples | Average Weight: 6.65%, Contribution to Return: 3.07%
Individual Holdings
Sprouts Farmers Market, Inc. (Consumer Staples) | Average Weight: 2.18%, Contribution to Return: 2.86%
InterDigital, Inc. (Information Technology) | Average Weight: 2.23%, Contribution to Return: 1.36%
Evercore, Inc. (Financials) | Average Weight: 1.84%, Contribution to Return: 1.02%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Communication Services | Average Weight: 1.48%, Contribution to Return: -0.75%
Individual Holdings
Qualys, Inc. (Information Technology) | Average Weight: 1.99%, Contribution to Return: -0.72%
Teradata Corporation (Information Technology) | Average Weight: 1.59%, Contribution to Return: -0.60%
Atkore, Inc. (Industrials) | Average Weight: 0.44%, Contribution to Return: -0.60%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Small Cap Fund	12.55%	9.33%	9.78%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,409,044,549
Total number of portfolio holdings	72
Total advisory fees paid	$10,264,368
Portfolio turnover rate for the period	33.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Cullen/Frost Bankers, Inc.	2.3%
CorVel Corp.	2.2%
Qualys, Inc.	2.2%
ExlService Holdings, Inc.	2.1%
Haemonetics Corp.	2.1%
Simply Good Foods (The) Co.	2.1%
Chemed Corp.	2.1%
Littelfuse, Inc.	2.1%
Silgan Holdings, Inc.	2.0%
Watts Water Technologies, Inc., Class A	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Boston Trust Walden International Equity Fund
WIEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$95	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.33%, for the 12-month period ended December 31, 2024, outperforming the MSCI World ex-USA Index return of 4.70% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by international companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 21.54%, Contribution to Return: 4.02%
Individual Holdings
Sumitomo Mitsui Financial Group, Inc. (Financials) | Average Weight: 1.83%, Contribution to Return: 0.84%
SAP SE (Information Technology) | Average Weight: 1.70%, Contribution to Return: 0.80%
Insurance Australia Group Ltd. (Financials) | Average Weight: 1.95%, Contribution to Return: 0.69%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 7.96%, Contribution to Return: -0.75%
Individual Holdings
Nestle SA (Consumer Staples) | Average Weight: 3.01%, Contribution to Return: -0.86%
Magna International, Inc. (Consumer Discretionary) | Average Weight: 1.41%, Contribution to Return: -0.51%
Canadian National Railway Company (Industrials) | Average Weight: 2.03%, Contribution to Return: -0.43%
Fund Performance
The following graph and chart compare the initial and subsequent account values since the inception of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Boston Trust Walden International Equity Fund	5.33%	5.27%	5.07%
MSCI World ex-USA Index	4.70%	5.10%	4.94%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$197,195,160
Total number of portfolio holdings	74
Total advisory fees paid	$1,219,427
Portfolio turnover rate for the period	12.30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Roche Holding AG	3.1%
Royal Bank of Canada	2.8%
Toyota Motor Corp.	2.6%
Nestle SA (Registered)	2.5%
Unilever PLC	2.5%
Nitto Denko Corp.	2.2%
Canadian National Railway Co.	2.1%
Deutsche Boerse AG	2.1%
RELX PLC (London Exchange)	2.1%
Brambles Ltd.	2.1%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at https://www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.bostontrustwalden.com/investment-services/mutual-funds/.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial experts are Diane Armstrong and Louis F. Hutt, and each are “independent” for purposes of this Item 3 of Form N-CSR

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $114,100 and $110,100 for 2023 and 2024, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $11,800 and $0 for 2023 and 2024, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,000 and $31,000 for 2023 and 2024, respectively. Tax fees are related to tax services in connection with Funds' excise tax calculations and review of the Funds' applicable tax returns in 2023 and excise tax calculations, shareholder reporting preparation, PFIC identification services, and preparation of the Funds' applicable tax returns in 2024.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for 2023 and 2024, respectively.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) For the fiscal years ended December 31, 2024 and 2023, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f) Not applicable.

(g) For the fiscal year ended December 31, 2024, Cohen & Company, Ltd. billed non-audit fees of $31,000. For the fiscal year ended December 31, 2023, Cohen & Company, Ltd. billed non-audit fees of $42,800.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Annual Financial Statements
December 31, 2024

Boston Trust Asset Management Fund

Boston Trust Equity Fund

Boston Trust Midcap Fund

Boston Trust SMID Cap Fund
Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

Boston Trust Walden Midcap Fund

Boston Trust Walden SMID Cap Fund

Boston Trust Walden Small Cap Fund

Boston Trust Walden International Equity Fund

Table of Contents
Annual Financial Statements
December 31, 2024

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden Company, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.
Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.
The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden Company do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of December 31, 2024 and is subject to change without notice.
The Boston Trust Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.
The Funds’ ESG integration and, as applicable, values based screening could cause the Funds to avoid investments that may result in the Funds underperforming similar funds without comparable ESG Policies.

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
December 31, 2024

Common Stocks (76.4%)
	Shares	Fair Value ($)
Communication Services (7.3%)
Alphabet, Inc., Class A	40,000	7,572,000
Alphabet, Inc., Class C	145,000	27,613,800
Comcast Corp., Class A	167,500	6,286,275
		41,472,075
Consumer Discretionary (4.4%)
Lowe's Cos., Inc.	25,000	6,170,000
NIKE, Inc., Class B	102,500	7,756,175
O'Reilly Automotive, Inc. (a)	4,500	5,336,100
Ross Stores, Inc.	15,000	2,269,050
Starbucks Corp.	40,000	3,650,000
		25,181,325
Consumer Staples (6.3%)
Church & Dwight Co., Inc.	48,750	5,104,612
Costco Wholesale Corp.	18,000	16,492,860
McCormick & Co., Inc. (Non Voting)	40,000	3,049,600
PepsiCo, Inc.	30,000	4,561,800
Procter & Gamble (The) Co.	25,000	4,191,250
Sysco Corp.	35,000	2,676,100
		36,076,222
Energy (2.7%)
Chevron Corp.	20,000	2,896,800
ConocoPhillips	25,000	2,479,250
Exxon Mobil Corp.	94,500	10,165,365
		15,541,415
Financials (13.6%)
American Express Co.	19,750	5,861,602
Berkshire Hathaway, Inc., Class B (a)	20,000	9,065,600
Chubb Ltd.	18,000	4,973,400
Cincinnati Financial Corp.	60,000	8,622,000
FactSet Research Systems, Inc.	13,720	6,589,442
JPMorgan Chase & Co.	75,000	17,978,250
Northern Trust Corp.	40,000	4,100,000
T. Rowe Price Group, Inc.	45,000	5,089,050
Visa, Inc., Class A	47,500	15,011,900
		77,291,244
Health Care (9.2%)
Becton, Dickinson and Co.	35,000	7,940,450
Edwards Lifesciences Corp. (a)	95,000	7,032,850
Johnson & Johnson	56,500	8,171,030
Merck & Co., Inc.	47,500	4,725,300
Mettler-Toledo International, Inc. (a)	3,500	4,282,880
Stryker Corp.	25,000	9,001,250
UnitedHealth Group, Inc.	17,000	8,599,620
Waters Corp. (a)	7,500	2,782,350
		52,535,730
Industrials (9.7%)
Automatic Data Processing, Inc.	65,000	19,027,450
Donaldson Co., Inc.	50,000	3,367,500
Hubbell, Inc.	18,500	7,749,465
Illinois Tool Works, Inc.	25,400	6,440,424
Union Pacific Corp.	25,500	5,815,020
United Parcel Service, Inc., Class B	42,000	5,296,200
W.W. Grainger, Inc.	7,300	7,694,565
		55,390,624
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (20.3%)
Accenture PLC, Class A	62,000	21,810,980
Analog Devices, Inc.	22,500	4,780,350
Apple, Inc.	120,000	30,050,400
Applied Materials, Inc.	15,000	2,439,450
Cisco Systems, Inc.	65,000	3,848,000
Microsoft Corp.	98,150	41,370,225
Oracle Corp.	50,000	8,332,000
TE Connectivity PLC	20,000	2,859,400
		115,490,805
Materials (2.2%)
Air Products and Chemicals, Inc.	25,500	7,396,020
AptarGroup, Inc.	32,500	5,105,750
		12,501,770
Utilities (0.7%)
Eversource Energy	500	28,715
WEC Energy Group, Inc.	40,000	3,761,600
		3,790,315
TOTAL COMMON STOCKS (Cost $94,675,180)		435,271,525

Corporate Bonds (4.1%)
	Principal Amount ($)
Communication Services (0.0%)(b)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	239,861
Consumer Discretionary (0.5%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	900,388
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	724,977
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	670,321
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	455,169
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	334,752
		3,085,607
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	667,942
Financials (1.5%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	490,760
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,969,321
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	532,023
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	996,451
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(c)	500,000	484,862
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
December 31, 2024
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Financials (continued)
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,976,833
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,984,172
		8,434,422
Health Care (0.7%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	775,585
Merck & Co., Inc., 1.70%, 6/10/27	350,000	328,126
Pfizer, Inc., 3.60%, 9/15/28	500,000	484,052
Stryker Corp., 1.95%, 6/15/30	1,000,000	859,641
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	487,183
Zoetis, Inc., 3.90%, 8/20/28	750,000	727,038
		3,661,625
Industrials (0.8%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,263,979
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	960,726
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	479,061
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,189,164
Union Pacific Corp., 3.95%, 9/10/28	400,000	389,200
		4,282,130
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,469,851
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	375,986
TOTAL CORPORATE BONDS (Cost $23,673,433)		23,217,424

U.S. Government & U.S. Government Agency Obligations (17.8%)

Federal Farm Credit Bank (2.3%)
3.39%, 2/1/28	2,000,000	1,945,033
3.85%, 12/26/25	2,770,000	2,761,284
2.95%, 1/27/25	2,000,000	1,997,946
3.25%, 2/27/34	1,500,000	1,333,086
3.88%, 9/20/32	1,000,000	949,882
4.38%, 3/3/33	1,500,000	1,462,664
3.50%, 3/2/34	3,000,000	2,712,040
		13,161,935
Federal Home Loan Bank (0.8%)
3.50%, 7/20/32	1,500,000	1,386,358
4.00%, 6/10/33	2,500,000	2,359,963
2.50%, 12/10/27	1,500,000	1,425,596
		5,171,917
U.S. Treasury Bond (5.1%)
5.38%, 2/15/31	5,500,000	5,767,051
4.50%, 2/15/36	15,250,000	15,235,108
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Bond (continued)
3.50%, 2/15/39	4,250,000	3,728,545
4.50%, 2/15/44	4,000,000	3,821,875
		28,552,579
U.S. Treasury Inflation Indexed Note (0.7%)
1.13%, 1/15/33	2,649,300	2,437,018
1.38%, 7/15/33	1,559,055	1,458,668
		3,895,686
U.S. Treasury Note (8.9%)
2.25%, 11/15/27	6,500,000	6,144,785
2.13%, 5/31/26	5,000,000	4,855,078
0.88%, 11/15/30	4,000,000	3,272,344
3.25%, 6/30/29	6,500,000	6,201,660
4.13%, 6/15/26	4,000,000	3,992,969
3.38%, 5/15/33	6,000,000	5,514,375
3.88%, 8/15/33	14,000,000	13,325,703
4.00%, 2/15/34	7,750,000	7,420,928
		50,727,842
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,847,847)		101,509,959

Investment Companies (1.5%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.29% (d)	8,381,680	8,381,680
TOTAL INVESTMENT COMPANIES (Cost $8,381,680)		8,381,680
Total Investments (Cost $228,578,140) — 99.8%(e)		568,380,588
Other assets in excess of liabilities — 0.2%		1,233,723
Net Assets — 100.0%		$569,614,311

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(d)	Rate disclosed is the seven-day yield as of December 31, 2024.
(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $228,578,140)	$568,380,588
Interest and dividends receivable	1,695,128
Receivable for tax reclaims	3,276
Receivable for capital shares issued	11,321
Prepaid expenses	13,982
Total Assets	570,104,295
Liabilities:
Payable for capital shares redeemed	98,833
Accrued expenses and other liabilities:
Investment adviser	355,786
Administration and accounting	9,499
Chief compliance officer	173
Custodian	2,338
Shareholder servicing fees	13,236
Transfer agent	4,221
Trustee	1,319
Other	4,579
Total Liabilities	489,984
Net Assets	$569,614,311
Composition of Net Assets:
Paid in capital	$212,143,129
Total distributable earnings	357,471,182
Net Assets	$569,614,311
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,244,294
Net Asset Value, Offering Price and Redemption price per share	$61.62
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$6,943,399
Interest	5,310,450
Total Investment Income	12,253,849
Expenses:
Investment adviser	4,168,691
Administration and accounting	105,530
Chief compliance officer	21,985
Custodian	29,337
Shareholder servicing	145,822
Transfer agency	25,262
Trustee	44,946
Other	121,187
Total expenses	4,662,760
Net Expenses	4,662,760
Net Investment Income	7,591,089
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	45,838,007
Change in unrealized appreciation on investments	8,903,350
Net realized/unrealized gains on investments	54,741,357
Change in Net Assets Resulting from Operations	$62,332,446
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$7,591,089	$8,342,363
Net realized gains from investment transactions	45,838,007	30,844,290
Change in unrealized appreciation on investments	8,903,350	33,974,692
Change in Net Assets Resulting from Operations	62,332,446	73,161,345
Distributions To Shareholders:
Total Distributions	(34,998,197)	(35,809,356)
Change in Net Assets Resulting from distributions to shareholders	(34,998,197)	(35,809,356)
Capital Share Transactions:
Proceeds from shares issued	9,273,550	17,349,182
Dividends reinvested	16,908,044	17,136,793
Cost of shares redeemed	(53,408,811)	(48,970,508)
Cost of in-kind shares redeemed (a)	—	(4,698,109)
Change in Net Assets Resulting from Capital Share Transactions	(27,227,217)	(19,182,642)
Change in Net Assets	107,032	18,169,347
Net Assets:
Beginning of year	569,507,279	551,337,932
End of year	$569,614,311	$569,507,279
Share Transactions:
Issued	150,045	295,997
Reinvested	266,899	297,565
Redeemed	(856,568)	(833,092)
Redeemed in-kind (a)	—	(77,706)
Change in shares	(439,624)	(317,236)

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 58.81	$ 55.13	$ 67.46	$ 56.29	$ 55.17
Investment Activities:
Operations:
Net investment income	0.85	0.89	0.63	0.48	0.53
Net realized/unrealized gains (losses) from investments	5.83	6.60	(10.42)	11.69	3.74
Total from investment activities	6.68	7.49	(9.79)	12.17	4.27
Distributions from:
Net investment income	(0.94)	(0.80)	(0.65)	(0.49)	(0.53)
Net realized gains from investment transactions	(2.93)	(3.01)	(1.89)	(0.51)	(2.62)
Total distributions	(3.87)	(3.81)	(2.54)	(1.00)	(3.15)
Net Asset Value, End of Period	$ 61.62	$ 58.81	$ 55.13	$ 67.46	$ 56.29
Total Return	11.19%	13.72%	(14.65)%	21.65%	7.83%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 569,614	$ 569,507	$ 551,338	$ 702,741	$ 597,013
Ratio of net expenses to average net assets	0.80%	0.82%	0.83%	0.81%	0.88%
Ratio of net investment income to average net assets	1.30%	1.45%	1.05%	0.77%	0.96%
Portfolio turnover rate	7.52%	24.76%(a)	35.52%	6.51%	12.18%

(a)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Equity Fund
December 31, 2024

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (10.4%)
Alphabet, Inc., Class A	15,000	2,839,500
Alphabet, Inc., Class C	96,500	18,377,460
Comcast Corp., Class A	116,500	4,372,245
		25,589,205
Consumer Discretionary (6.5%)
Lowe's Cos., Inc.	10,000	2,468,000
NIKE, Inc., Class B	30,000	2,270,100
O'Reilly Automotive, Inc. (a)	3,300	3,913,140
Ross Stores, Inc.	7,000	1,058,890
Starbucks Corp.	40,000	3,650,000
TJX (The) Cos., Inc.	21,500	2,597,415
		15,957,545
Consumer Staples (8.3%)
Church & Dwight Co., Inc.	15,000	1,570,650
Costco Wholesale Corp.	11,875	10,880,706
Diageo PLC, Sponsored ADR	7,500	953,475
McCormick & Co., Inc. (Non Voting)	14,000	1,067,360
PepsiCo, Inc.	18,000	2,737,080
Procter & Gamble (The) Co.	9,000	1,508,850
Sysco Corp.	20,000	1,529,200
		20,247,321
Energy (4.0%)
Chevron Corp.	13,000	1,882,920
Exxon Mobil Corp.	50,000	5,378,500
Schlumberger NV	67,500	2,587,950
		9,849,370
Financials (15.7%)
American Express Co.	10,500	3,116,295
Berkshire Hathaway, Inc., Class B (a)	8,750	3,966,200
Chubb Ltd.	10,000	2,763,000
Cincinnati Financial Corp.	20,000	2,874,000
FactSet Research Systems, Inc.	5,500	2,641,540
JPMorgan Chase & Co.	42,250	10,127,748
Northern Trust Corp.	19,500	1,998,750
T. Rowe Price Group, Inc.	20,000	2,261,800
Visa, Inc., Class A	28,000	8,849,120
		38,598,453
Health Care (13.9%)
Agilent Technologies, Inc.	20,000	2,686,800
Becton, Dickinson and Co.	15,000	3,403,050
Cooper (The) Cos., Inc. (a)	31,250	2,872,813
Edwards Lifesciences Corp. (a)	22,500	1,665,675
Johnson & Johnson	28,500	4,121,670
Merck & Co., Inc.	22,500	2,238,300
Mettler-Toledo International, Inc. (a)	1,500	1,835,520
Stryker Corp.	12,000	4,320,600
UnitedHealth Group, Inc.	10,200	5,159,772
Waters Corp. (a)	10,750	3,988,035
Zoetis, Inc.	12,000	1,955,160
		34,247,395
Industrials (12.1%)
Automatic Data Processing, Inc.	20,000	5,854,600
Deere & Co.	4,750	2,012,575
Donaldson Co., Inc.	15,000	1,010,250
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	10,000	4,188,900
Illinois Tool Works, Inc.	15,000	3,803,400
Union Pacific Corp.	18,500	4,218,740
United Parcel Service, Inc., Class B	15,000	1,891,500
W.W. Grainger, Inc.	6,500	6,851,325
		29,831,290
Information Technology (24.5%)
Accenture PLC, Class A	25,000	8,794,750
Analog Devices, Inc.	16,500	3,505,590
Apple, Inc.	63,100	15,801,502
Applied Materials, Inc.	10,250	1,666,957
Microsoft Corp.	51,000	21,496,500
Oracle Corp.	40,000	6,665,600
TE Connectivity PLC	16,500	2,359,005
		60,289,904
Materials (2.7%)
Air Products and Chemicals, Inc.	14,800	4,292,592
AptarGroup, Inc.	14,250	2,238,675
		6,531,267
Utilities (1.1%)
Eversource Energy	6,700	384,781
WEC Energy Group, Inc.	25,000	2,351,000
		2,735,781
TOTAL COMMON STOCKS (Cost $71,218,225)		243,877,531

Investment Companies (0.8%)

Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	2,008,300	2,008,300
TOTAL INVESTMENT COMPANIES (Cost $2,008,300)		2,008,300
Total Investments (Cost $73,226,525) — 100.0%(c)		245,885,831
Other assets in excess of liabilities — 0.0%(d)		37,143
Net Assets — 100.0%		$245,922,974

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
(d)	Represents less than 0.05%.

ADR	American Depositary Receipt
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $73,226,525)	$245,885,831
Dividend receivable	198,460
Receivable for tax reclaims	1,820
Receivable for capital shares issued	9,572
Prepaid expenses	4,013
Total Assets	246,099,696
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	161,220
Administration and accounting	5,485
Chief compliance officer	67
Custodian	1,038
Shareholder servicing fees	1,571
Transfer agent	4,049
Trustee	585
Other	2,707
Total Liabilities	176,722
Net Assets	$245,922,974
Composition of Net Assets:
Paid in capital	$69,937,874
Total distributable earnings	175,985,100
Net Assets	$245,922,974
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,542,303
Net Asset Value, Offering Price and Redemption price per share	$44.37
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$3,512,810
Less: Foreign tax withholding	(75)
Total Investment Income	3,512,735
Expenses:
Investment adviser	1,805,976
Administration and accounting	59,191
Chief compliance officer	8,916
Custodian	13,483
Shareholder servicing	16,897
Transfer agency	24,208
Trustee	18,392
Other	52,958
Total expenses	2,000,021
Net Expenses	2,000,021
Net Investment Income	1,512,714
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	7,958,260
Change in unrealized appreciation on investments	21,238,725
Net realized/unrealized gains on investments	29,196,985
Change in Net Assets Resulting from Operations	$30,709,699
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$1,512,714	$1,675,786
Net realized gains from investment transactions	7,958,260	631,737
Change in unrealized appreciation on investments	21,238,725	30,524,230
Change in Net Assets Resulting from Operations	30,709,699	32,831,753
Distributions To Shareholders:
Total Distributions	(6,097,992)	(3,434,420)
Change in Net Assets Resulting from distributions to shareholders	(6,097,992)	(3,434,420)
Capital Share Transactions:
Proceeds from shares issued	8,936,774	10,808,134
Dividends reinvested	2,360,981	1,341,506
Cost of shares redeemed	(12,890,658)	(10,072,720)
Change in Net Assets Resulting from Capital Share Transactions	(1,592,903)	2,076,920
Change in Net Assets	23,018,804	31,474,253
Net Assets:
Beginning of year	222,904,170	191,429,917
End of year	$245,922,974	$222,904,170
Share Transactions:
Issued	213,955	281,535
Reinvested	51,292	34,389
Redeemed	(301,521)	(268,351)
Change in shares	(36,274)	47,573
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 39.96	$ 34.61	$ 41.55	$ 32.89	$ 29.55
Investment Activities:
Operations:
Net investment income	0.28	0.30	0.24	0.20	0.27
Net realized/unrealized gains (losses) from investments	5.24	5.67	(6.08)	9.56	4.00
Total from investment activities	5.52	5.97	(5.84)	9.76	4.27
Distributions from:
Net investment income	(0.33)	(0.26)	(0.24)	(0.20)	(0.27)
Net realized gains from investment transactions	(0.78)	(0.36)	(0.86)	(0.90)	(0.66)
Total distributions	(1.11)	(0.62)	(1.10)	(1.10)	(0.93)
Net Asset Value, End of Period	$ 44.37	$ 39.96	$ 34.61	$ 41.55	$ 32.89
Total Return	13.72%	17.29%	(14.16)%	29.77%	14.53%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 245,923	$ 222,904	$ 191,430	$ 222,866	$ 168,487
Ratio of net expenses to average net assets	0.83%	0.85%	0.86%	0.85%	0.90%
Ratio of net investment income to average net assets	0.63%	0.81%	0.66%	0.53%	0.93%
Portfolio turnover rate	3.22%	6.19%	10.30%	7.33%	9.30%
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
December 31, 2024

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (2.0%)
Electronic Arts, Inc.	19,100	2,794,330
Omnicom Group, Inc.	25,900	2,228,436
		5,022,766
Consumer Discretionary (13.5%)
AutoZone, Inc. (a)	1,405	4,498,810
Choice Hotels International, Inc.	31,275	4,440,425
Columbia Sportswear Co.	29,765	2,498,176
DR Horton, Inc.	19,450	2,719,499
Genuine Parts Co.	21,975	2,565,801
Lululemon Athletica, Inc. (a)	12,800	4,894,848
Ross Stores, Inc.	32,875	4,973,001
Ulta Beauty, Inc. (a)	9,135	3,973,086
Williams-Sonoma, Inc.	20,505	3,797,116
		34,360,762
Consumer Staples (7.8%)
BJ's Wholesale Club Holdings, Inc. (a)	54,680	4,885,658
Brown-Forman Corp., Class B	58,905	2,237,212
Church & Dwight Co., Inc.	22,380	2,343,410
Hershey (The) Co.	20,010	3,388,694
McCormick & Co., Inc. (Non Voting)	34,285	2,613,888
Sysco Corp.	57,775	4,417,476
		19,886,338
Energy (3.3%)
Baker Hughes Co.	132,685	5,442,739
Magnolia Oil & Gas Corp., Class A	125,020	2,922,967
		8,365,706
Financials (15.5%)
American Financial Group, Inc.	27,955	3,827,878
Brown & Brown, Inc.	23,945	2,442,869
Cboe Global Markets, Inc.	13,560	2,649,624
Cincinnati Financial Corp.	25,565	3,673,691
Cullen/Frost Bankers, Inc.	27,145	3,644,216
East West Bancorp, Inc.	24,110	2,308,774
FactSet Research Systems, Inc.	12,275	5,895,437
M&T Bank Corp.	16,725	3,144,467
Northern Trust Corp.	27,960	2,865,900
SEI Investments Co.	73,235	6,040,423
T. Rowe Price Group, Inc.	25,755	2,912,633
		39,405,912
Health Care (13.3%)
Agilent Technologies, Inc.	24,970	3,354,470
Chemed Corp.	4,885	2,588,073
Cooper (The) Cos., Inc. (a)	51,330	4,718,767
Edwards Lifesciences Corp. (a)	48,035	3,556,031
Labcorp Holdings, Inc.	11,155	2,558,064
Medpace Holdings, Inc. (a)	5,875	1,951,851
Mettler-Toledo International, Inc. (a)	2,575	3,150,976
STERIS PLC	18,380	3,778,193
Teleflex, Inc.	16,065	2,859,249
Veeva Systems, Inc., Class A (a)	13,165	2,767,941
Waters Corp. (a)	7,000	2,596,860
		33,880,475
Industrials (17.5%)
A O Smith Corp.	37,030	2,525,816
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Allegion PLC	27,370	3,576,712
AMETEK, Inc.	26,095	4,703,885
Broadridge Financial Solutions, Inc.	11,060	2,500,555
Donaldson Co., Inc.	58,295	3,926,168
Expeditors International of Washington, Inc.	28,445	3,150,853
Hubbell, Inc.	7,295	3,055,803
Lincoln Electric Holdings, Inc.	12,785	2,396,804
Nordson Corp.	14,935	3,124,999
Paychex, Inc.	55,425	7,771,693
Paycom Software, Inc.	23,300	4,775,801
Rockwell Automation, Inc.	10,200	2,915,058
		44,424,147
Information Technology (10.6%)
Amdocs Ltd.	27,170	2,313,254
ANSYS, Inc. (a)	11,145	3,759,543
Check Point Software Technologies Ltd. (a)	17,345	3,238,312
ON Semiconductor Corp. (a)	40,180	2,533,349
Qualys, Inc. (a)	19,770	2,772,149
TE Connectivity PLC	25,230	3,607,133
Teradyne, Inc.	37,155	4,678,558
Zebra Technologies Corp., Class A (a)	10,520	4,063,034
		26,965,332
Materials (4.8%)
AptarGroup, Inc.	24,330	3,822,243
Avery Dennison Corp.	15,215	2,847,183
Ball Corp.	39,335	2,168,539
RPM International, Inc.	26,870	3,306,622
		12,144,587
Real Estate (4.0%)
AvalonBay Communities, Inc.	15,310	3,367,741
CubeSmart	53,665	2,299,545
Jones Lang LaSalle, Inc. (a)	18,090	4,579,303
		10,246,589
Utilities (7.0%)
Atmos Energy Corp.	26,375	3,673,246
Essential Utilities, Inc.	126,530	4,595,570
Eversource Energy	75,890	4,358,363
ONE Gas, Inc.	32,970	2,283,172
WEC Energy Group, Inc.	30,505	2,868,690
		17,779,041
TOTAL COMMON STOCKS (Cost $186,027,490)		252,481,655

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
December 31, 2024
Investment Companies (0.7%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	1,960,206	1,960,206
TOTAL INVESTMENT COMPANIES (Cost $1,960,206)		1,960,206
Total Investments (Cost $187,987,696) — 100.0%(c)		254,441,861
Liabilities in excess of other assets — (0.0)%		(124,434)
Net Assets — 100.0%		$254,317,427

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $187,987,696)	$254,441,861
Dividend receivable	219,236
Receivable for tax reclaims	3,284
Receivable for capital shares issued	334,785
Prepaid expenses	11,667
Total Assets	255,010,833
Liabilities:
Payable for capital shares redeemed	472,076
Payable to Custodian	3,284
Accrued expenses and other liabilities:
Investment adviser	167,877
Administration and accounting	5,644
Chief compliance officer	65
Custodian	1,020
Shareholder servicing fees	31,947
Transfer agent	4,815
Trustee	600
Other	6,078
Total Liabilities	693,406
Net Assets	$254,317,427
Composition of Net Assets:
Paid in capital	$182,023,493
Total distributable earnings	72,293,934
Net Assets	$254,317,427
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,440,450
Net Asset Value, Offering Price and Redemption price per share	$24.36
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$3,806,357
Total Investment Income	3,806,357
Expenses:
Investment adviser	1,841,806
Administration and accounting	59,135
Chief compliance officer	9,040
Custodian	20,249
Shareholder servicing	347,007
Transfer agency	28,494
Trustee	18,672
Other	84,768
Gross expense before recoupment	2,409,171
Recoupment of prior expenses reimbursed by the investment adviser	3,138
Total expenses	2,412,309
Net Expenses	2,412,309
Net Investment Income	1,394,048
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	14,334,952
Change in unrealized appreciation on investments	8,373,089
Net realized/unrealized gains on investments	22,708,041
Change in Net Assets Resulting from Operations	$24,102,089
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$1,394,048	$1,108,479
Net realized gains from investment transactions	14,334,952	9,001,956
Change in unrealized appreciation on investments	8,373,089	15,103,204
Change in Net Assets Resulting from Operations	24,102,089	25,213,639
Distributions To Shareholders:
Total Distributions	(10,464,439)	(9,691,068)
Change in Net Assets Resulting from distributions to shareholders	(10,464,439)	(9,691,068)
Capital Share Transactions:
Proceeds from shares issued	50,266,287	79,231,729
Dividends reinvested	8,275,072	7,840,523
Cost of shares redeemed	(46,383,425)	(36,586,492)
Change in Net Assets Resulting from Capital Share Transactions	12,157,934	50,485,760
Change in Net Assets	25,795,584	66,008,331
Net Assets:
Beginning of year	228,521,843	162,513,512
End of year	$254,317,427	$228,521,843
Share Transactions:
Issued	2,083,907	3,603,931
Reinvested	323,751	355,257
Redeemed	(1,912,742)	(1,658,914)
Change in shares	494,916	2,300,274
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 22.98	$ 21.26	$ 24.96	$ 21.02	$ 19.55
Investment Activities:
Operations:
Net investment income	0.14	0.13	0.10	0.08	0.12
Net realized/unrealized gains (losses) from investments	2.27	2.60	(2.80)	5.09	1.60
Total from investment activities	2.41	2.73	(2.70)	5.17	1.72
Distributions from:
Net investment income	(0.15)	(0.10)	(0.09)	(0.10)	(0.12)
Net realized gains from investment transactions	(0.88)	(0.91)	(0.91)	(1.13)	(0.13)
Total distributions	(1.03)	(1.01)	(1.00)	(1.23)	(0.25)
Net Asset Value, End of Period	$ 24.36	$ 22.98	$ 21.26	$ 24.96	$ 21.02
Total Return	10.28%	13.05%	(10.94)%	24.81%	8.81%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 254,317	$ 228,522	$ 162,514	$ 172,765	$ 139,723
Ratio of net expenses to average net assets	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.57%	0.57%	0.45%	0.36%	0.59%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.98%	0.98%	1.00%	1.00%	1.05%
Portfolio turnover rate	31.14%	26.29%	27.89%	19.72%	38.33%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
December 31, 2024

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (0.7%)
Interpublic Group of (The) Cos., Inc.	214,170	6,001,043
Consumer Discretionary (10.5%)
Cavco Industries, Inc. (a)	16,619	7,415,896
Choice Hotels International, Inc.	100,459	14,263,169
Columbia Sportswear Co.	112,054	9,404,692
Genuine Parts Co.	60,351	7,046,583
Service Corp. International	187,860	14,994,985
Texas Roadhouse, Inc.	54,201	9,779,487
TopBuild Corp. (a)	30,036	9,351,408
Williams-Sonoma, Inc.	75,505	13,982,016
		86,238,236
Consumer Staples (6.5%)
BJ's Wholesale Club Holdings, Inc. (a)	175,379	15,670,114
Clorox (The) Co.	69,490	11,285,871
Flowers Foods, Inc.	363,891	7,517,988
McCormick & Co., Inc. (Non Voting)	108,665	8,284,620
Simply Good Foods (The) Co. (a)	286,722	11,176,423
		53,935,016
Energy (4.5%)
Cactus, Inc., Class A	196,634	11,475,560
Magnolia Oil & Gas Corp., Class A	511,360	11,955,597
Matador Resources Co.	241,460	13,584,540
		37,015,697
Financials (17.8%)
American Financial Group, Inc.	93,095	12,747,498
Cboe Global Markets, Inc.	57,440	11,223,776
Cincinnati Financial Corp.	97,785	14,051,705
Cohen & Steers, Inc.	76,433	7,057,823
Commerce Bancshares, Inc.	153,038	9,535,798
Cullen/Frost Bankers, Inc.	85,750	11,511,938
East West Bancorp, Inc.	77,917	7,461,332
FactSet Research Systems, Inc.	34,120	16,387,154
International Bancshares Corp.	98,890	6,245,892
Jack Henry & Associates, Inc.	48,918	8,575,325
Northern Trust Corp.	131,000	13,427,500
SEI Investments Co.	232,163	19,148,804
Selective Insurance Group, Inc.	100,516	9,400,256
		146,774,801
Health Care (10.4%)
Charles River Laboratories International, Inc. (a)	65,041	12,006,569
Chemed Corp.	22,693	12,022,751
Cooper (The) Cos., Inc. (a)	179,689	16,518,810
Medpace Holdings, Inc. (a)	28,140	9,348,952
STERIS PLC	40,785	8,383,765
Teleflex, Inc.	60,789	10,819,226
Waters Corp. (a)	44,202	16,398,058
		85,498,131
Industrials (19.5%)
A O Smith Corp.	132,972	9,070,020
Allegion PLC	94,710	12,376,703
Applied Industrial Technologies, Inc.	48,973	11,727,564
Donaldson Co., Inc.	164,430	11,074,360
ExlService Holdings, Inc. (a)	335,357	14,883,144
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	94,681	10,487,814
Hubbell, Inc.	19,465	8,153,694
IDEX Corp.	51,731	10,826,781
Lincoln Electric Holdings, Inc.	41,846	7,844,870
Masco Corp.	115,850	8,407,234
Nordson Corp.	59,457	12,440,783
Paycom Software, Inc.	72,012	14,760,300
Snap-on, Inc.	42,699	14,495,456
Toro (The) Co.	78,318	6,273,272
Watts Water Technologies, Inc., Class A	41,306	8,397,510
		161,219,505
Information Technology (13.6%)
Akamai Technologies, Inc. (a)	80,256	7,676,486
Amdocs Ltd.	134,195	11,425,362
Axcelis Technologies, Inc. (a)	87,746	6,130,813
Check Point Software Technologies Ltd. (a)	91,687	17,117,963
Dolby Laboratories, Inc., Class A	114,428	8,936,827
F5, Inc. (a)	47,310	11,897,046
Progress Software Corp.	184,060	11,991,509
Qualys, Inc. (a)	106,730	14,965,681
Teradyne, Inc.	75,062	9,451,807
Zebra Technologies Corp., Class A (a)	33,374	12,889,706
		112,483,200
Materials (6.7%)
AptarGroup, Inc.	111,578	17,528,904
Avery Dennison Corp.	49,013	9,171,802
Packaging Corp. of America	38,513	8,670,432
RPM International, Inc.	108,250	13,321,245
Silgan Holdings, Inc.	119,240	6,206,442
		54,898,825
Real Estate (5.5%)
Camden Property Trust	71,653	8,314,614
CubeSmart	176,535	7,564,525
Jones Lang LaSalle, Inc. (a)	49,135	12,438,034
Lamar Advertising Co., Class A	83,335	10,145,203
STAG Industrial, Inc.	203,753	6,890,926
		45,353,302
Utilities (3.7%)
Atmos Energy Corp.	67,660	9,423,008
Essential Utilities, Inc.	251,248	9,125,328
IDACORP, Inc.	48,918	5,345,759
ONE Gas, Inc.	96,432	6,677,916
		30,572,011
TOTAL COMMON STOCKS (Cost $673,316,282)		819,989,767

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
December 31, 2024
Investment Companies (1.1%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	9,471,421	9,471,421
TOTAL INVESTMENT COMPANIES (Cost $9,471,421)		9,471,421
Total Investments (Cost $682,787,703) — 100.5%(c)		829,461,188
Liabilities in excess of other assets — (0.5)%		(4,514,046)
Net Assets — 100.0%		$824,947,142

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $682,787,703)	$829,461,188
Dividend receivable	699,715
Receivable for capital shares issued	259,866
Prepaid expenses	38,390
Total Assets	830,459,159
Liabilities:
Payable for investments purchased	3,301,896
Payable for capital shares redeemed	1,678,423
Accrued expenses and other liabilities:
Investment adviser	492,607
Administration and accounting	13,354
Chief compliance officer	205
Custodian	6,996
Transfer agent	4,330
Trustee	2,450
Other	11,756
Total Liabilities	5,512,017
Net Assets	$824,947,142
Composition of Net Assets:
Paid in capital	$683,860,593
Total distributable earnings	141,086,549
Net Assets	$824,947,142
Shares outstanding (par value $0.01, unlimited number of shares authorized)	33,130,004
Net Asset Value, Offering Price and Redemption price per share	$24.90
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$12,320,849
Total Investment Income	12,320,849
Expenses:
Investment adviser	5,974,922
Administration and accounting	140,666
Chief compliance officer	29,358
Custodian	59,504
Transfer agency	25,873
Trustee	61,203
Other	249,909
Total expenses before fee reductions	6,541,435
Fees contractually reduced by the investment adviser	(566,513)
Net Expenses	5,974,922
Net Investment Income	6,345,927
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	13,460,599
Net realized gains from redemptions in-kind (a)	21,153,326
Change in unrealized appreciation on investments	34,760,370
Net realized/unrealized gains on investments	69,374,295
Change in Net Assets Resulting from Operations	$75,720,222

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$6,345,927	$5,854,046
Net realized gains/(loss) from investment transactions	34,613,925	(4,442,009)
Change in unrealized appreciation on investments	34,760,370	90,053,741
Change in Net Assets Resulting from Operations	75,720,222	91,465,778
Distributions To Shareholders:
Total Distributions	(17,816,943)	(6,159,511)
Change in Net Assets Resulting from distributions to shareholders	(17,816,943)	(6,159,511)
Capital Share Transactions:
Proceeds from shares issued	182,720,078	274,481,597
Dividends reinvested	14,338,824	4,946,955
Cost of shares redeemed	(147,390,375)	(108,356,325)
Cost of in-kind shares redeemed (a)	(72,457,747)	—
Change in Net Assets Resulting from Capital Share Transactions	(22,789,220)	171,072,227
Change in Net Assets	35,114,059	256,378,494
Net Assets:
Beginning of year	789,833,083	533,454,589
End of year	$824,947,142	$789,833,083
Share Transactions:
Issued	7,412,449	13,185,673
Reinvested	544,375	225,682
Redeemed	(5,992,075)	(5,130,119)
Redeemed in-kind (a)	(3,067,644)	—
Change in shares	(1,102,895)	8,281,236

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 23.07	$ 20.56	$ 24.32	$ 19.23	$ 17.90
Investment Activities:
Operations:
Net investment income	0.19	0.19	0.19	0.17	0.12
Net realized/unrealized gains (losses) from investments	2.19	2.50	(3.10)	5.66	1.36
Total from investment activities	2.38	2.69	(2.91)	5.83	1.48
Distributions from:
Net investment income	(0.21)	(0.16)	(0.21)	(0.19)	(0.13)
Net realized gains from investment transactions	(0.34)	(0.02)	(0.64)	(0.55)	(0.02)
Total distributions	(0.55)	(0.18)	(0.85)	(0.74)	(0.15)
Net Asset Value, End of Period	$ 24.90	$ 23.07	$ 20.56	$ 24.32	$ 19.23
Total Return	10.17%	13.14%	(12.04)%	30.46%	8.26%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 824,947	$ 789,833	$ 533,455	$ 615,547	$ 226,075
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.80%	0.92%	0.89%	0.80%	0.89%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.82%	0.85%	0.86%	0.85%	0.91%
Portfolio turnover rate	31.51%(b)	31.10%	27.54%(b)	35.83%(b)	51.26%(b)

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Active Ownership Report (Unaudited)
December 31, 2024
Boston Trust Walden’s Active Ownership Report is viewable online. The report can be found at https://www.bostontrustwalden.com/2024-active-ownership-report/.

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
December 31, 2024

Common Stocks (69.6%)
	Shares	Fair Value ($)
Communication Services (8.2%)
Alphabet, Inc., Class A	20,000	3,786,000
Alphabet, Inc., Class C	40,300	7,674,732
Comcast Corp., Class A	37,575	1,410,190
		12,870,922
Consumer Discretionary (3.7%)
AutoZone, Inc. (a)	780	2,497,560
Lowe's Cos., Inc.	5,800	1,431,440
Ross Stores, Inc.	13,000	1,966,510
		5,895,510
Consumer Staples (4.0%)
Costco Wholesale Corp.	4,200	3,848,334
PepsiCo, Inc.	15,915	2,420,035
		6,268,369
Energy (2.0%)
ConocoPhillips	32,310	3,204,183
Financials (9.3%)
Chubb Ltd.	9,500	2,624,850
FactSet Research Systems, Inc.	2,565	1,231,918
JPMorgan Chase & Co.	19,685	4,718,691
Marsh & McLennan Cos., Inc.	6,245	1,326,501
Visa, Inc., Class A	15,025	4,748,501
		14,650,461
Health Care (10.5%)
Agilent Technologies, Inc.	8,000	1,074,720
Becton, Dickinson and Co.	7,250	1,644,807
Cooper (The) Cos., Inc. (a)	11,720	1,077,420
Johnson & Johnson	19,745	2,855,522
Merck & Co., Inc.	12,270	1,220,620
Stryker Corp.	9,250	3,330,462
UnitedHealth Group, Inc.	6,500	3,288,090
Waters Corp. (a)	5,425	2,012,566
		16,504,207
Industrials (7.3%)
Automatic Data Processing, Inc.	6,695	1,959,828
Deere & Co.	5,500	2,330,350
Donaldson Co., Inc.	13,295	895,418
Hubbell, Inc.	7,000	2,932,230
Union Pacific Corp.	9,250	2,109,370
United Parcel Service, Inc., Class B	10,000	1,261,000
		11,488,196
Information Technology (22.3%)
Accenture PLC, Class A	12,000	4,221,480
Adobe, Inc. (a)	3,580	1,591,954
Analog Devices, Inc.	8,000	1,699,680
Apple, Inc.	36,265	9,081,481
Applied Materials, Inc.	6,130	996,922
Cisco Systems, Inc.	35,515	2,102,488
KLA Corp.	950	598,614
Microsoft Corp.	29,940	12,619,710
NVIDIA Corp.	6,030	809,769
QUALCOMM, Inc.	3,600	553,032
TE Connectivity PLC	6,500	929,305
		35,204,435
Common Stocks (continued)
	Shares	Fair Value ($)
Materials (1.8%)
Air Products and Chemicals, Inc.	5,595	1,622,774
AptarGroup, Inc.	7,985	1,254,443
		2,877,217
Utilities (0.5%)
Eversource Energy	13,755	789,950
TOTAL COMMON STOCKS (Cost $35,383,646)		109,753,450

Corporate Bonds (9.5%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.95%, 10/15/25	250,000	248,703
Comcast Corp., 3.30%, 4/1/27	250,000	242,838
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	830,201
		1,321,742
Consumer Discretionary (1.9%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,215,059
NIKE, Inc., 2.75%, 3/27/27	500,000	482,025
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	339,421
Toyota Motor Credit Corp., 1.45%, 1/13/25, MTN	1,000,000	998,992
		3,035,497
Consumer Staples (0.9%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,393,058
Financials (0.8%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	322,601
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	487,115
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	97,241
Mastercard, Inc., 3.30%, 3/26/27	150,000	146,268
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	271,815
		1,325,040
Health Care (1.9%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 1/31/25 @ 100	100,000	99,656
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	242,023
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,107,945
Stryker Corp., 1.15%, 6/15/25	100,000	98,402
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	295,986
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,103,032
		2,947,044
Industrials (0.7%)
3M Co., 3.00%, 8/7/25, MTN	250,000	247,410
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
December 31, 2024
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Industrials (continued)
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	142,591
Hubbell, Inc., 3.50%, 2/15/28	150,000	144,109
Hubbell, Inc., 2.30%, 3/15/31	500,000	424,340
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	192,775
		1,151,225
Information Technology (1.1%)
Apple, Inc., 3.00%, 6/20/27	200,000	193,975
Apple, Inc., 2.20%, 9/11/29	350,000	314,306
Intel Corp., 3.90%, 3/25/30	1,000,000	937,262
Oracle Corp., 2.50%, 4/1/25	200,000	198,850
		1,644,393
Materials (0.8%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,237,068
Utilities (0.6%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	929,082
TOTAL CORPORATE BONDS (Cost $16,329,507)		14,984,149

Municipal Bonds (0.4%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	266,709
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	394,139
TOTAL MUNICIPAL BONDS (Cost $856,366)		660,848

U.S. Government & U.S. Government Agency Obligations (19.7%)

Federal Farm Credit Bank (0.3%)
2.75%, 7/16/27	250,000	240,148
2.85%, 3/2/28	250,000	239,008
		479,156
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	744,880
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/41	19,357	18,179
4.00%, 9/15/40	8,468	7,911
		26,090
U.S. Treasury Bond (3.5%)
3.88%, 5/15/43	6,245,000	5,502,186
U.S. Treasury Inflation Indexed Note (3.8%)
0.75%, 7/15/28	628,770	603,872
0.25%, 7/15/29	1,234,060	1,142,881
0.13%, 1/15/32	4,925,094	4,269,505
		6,016,258
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (11.6%)
2.75%, 8/15/32	9,075,000	8,048,036
3.88%, 8/15/33	10,750,000	10,232,236
		18,280,272
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,181,934)		31,048,842

Investment Companies (0.5%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 4.29% (c)	765,541	765,541
TOTAL INVESTMENT COMPANIES (Cost $765,541)		765,541
Total Investments (Cost $85,516,994) — 99.7%(d)		157,212,830
Other assets in excess of liabilities — 0.3%		443,163
Net Assets — 100.0%		$157,655,993

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of December 31, 2024.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $85,516,994)	$157,212,830
Interest and dividends receivable	492,772
Receivable for tax reclaims	1,729
Receivable for investments sold	63,513
Receivable for capital shares issued	6,307
Prepaid expenses	9,588
Total Assets	157,786,739
Liabilities:
Payable for capital shares redeemed	1,500
Accrued expenses and other liabilities:
Investment adviser	102,994
Administration and accounting	5,067
Chief compliance officer	50
Custodian	750
Shareholder servicing fees	13,385
Transfer agent	4,166
Trustee	312
Other	2,522
Total Liabilities	130,746
Net Assets	$157,655,993
Composition of Net Assets:
Paid in capital	$84,780,416
Total distributable earnings	72,875,577
Net Assets	$157,655,993
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,076,375
Net Asset Value, Offering Price and Redemption price per share	$22.28
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Interest	$1,750,015
Dividends	1,657,212
Less: Foreign tax withholding	(71)
Total Investment Income	3,407,156
Expenses:
Investment adviser	1,224,050
Administration and accounting	58,953
Chief compliance officer	6,158
Custodian	10,571
Shareholder servicing	151,177
Transfer agency	24,910
Trustee	12,595
Other	54,192
Total expenses	1,542,606
Net Expenses	1,542,606
Net Investment Income	1,864,550
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,459,749
Change in unrealized appreciation on investments	2,541,758
Net realized/unrealized gains on investments	9,001,507
Change in Net Assets Resulting from Operations	$10,866,057
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$1,864,550	$1,989,056
Net realized gains from investment transactions	6,459,749	11,201,212
Change in unrealized appreciation on investments	2,541,758	5,460,687
Change in Net Assets Resulting from Operations	10,866,057	18,650,955
Distributions To Shareholders:
Total Distributions	(7,303,027)	(11,929,599)
Change in Net Assets Resulting from distributions to shareholders	(7,303,027)	(11,929,599)
Capital Share Transactions:
Proceeds from shares issued	7,388,692	12,818,999
Dividends reinvested	5,436,792	9,451,290
Cost of shares redeemed	(24,323,660)	(42,262,120)
Change in Net Assets Resulting from Capital Share Transactions	(11,498,176)	(19,991,831)
Change in Net Assets	(7,935,146)	(13,270,475)
Net Assets:
Beginning of year	165,591,139	178,861,614
End of year	$157,655,993	$165,591,139
Share Transactions:
Issued	326,876	583,821
Reinvested	237,934	443,514
Redeemed	(1,080,001)	(1,965,659)
Change in shares	(515,191)	(938,324)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 21.81	$ 20.97	$ 25.15	$ 21.82	$ 20.76
Investment Activities:
Operations:
Net investment income	0.27	0.27	0.22	0.14	0.17
Net realized/unrealized gains (losses) from investments	1.26	2.24	(3.63)	4.07	1.54
Total from investment activities	1.53	2.51	(3.41)	4.21	1.71
Distributions from:
Net investment income	(0.31)	(0.25)	(0.22)	(0.14)	(0.17)
Net realized gains from investment transactions	(0.75)	(1.42)	(0.55)	(0.74)	(0.48)
Total distributions	(1.06)	(1.67)	(0.77)	(0.88)	(0.65)
Net Asset Value, End of Period	$ 22.28	$ 21.81	$ 20.97	$ 25.15	$ 21.82
Total Return	6.88%	12.18%	(13.67)%	19.38%	8.26%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 157,656	$ 165,591	$ 178,862	$ 209,536	$ 177,383
Ratio of net expenses to average net assets	0.95%	0.98%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.14%	1.23%	0.98%	0.60%	0.84%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.95%	0.96%(a)	0.99%(a)	1.00%(a)	1.02%(a)
Portfolio turnover rate	3.30%	11.76%	28.62%	20.88%	18.73%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
December 31, 2024

Common Stocks (99.1%)
	Shares	Fair Value ($)
Communication Services (10.2%)
Alphabet, Inc., Class A	47,455	8,983,231
Alphabet, Inc., Class C	74,590	14,204,920
Comcast Corp., Class A	105,265	3,950,595
		27,138,746
Consumer Discretionary (8.0%)
AutoZone, Inc. (a)	1,505	4,819,010
Booking Holdings, Inc.	790	3,925,052
Lowe's Cos., Inc.	11,925	2,943,090
McDonald's Corp.	8,325	2,413,334
NIKE, Inc., Class B	30,025	2,271,992
Ross Stores, Inc.	20,580	3,113,137
Starbucks Corp.	20,790	1,897,087
		21,382,702
Consumer Staples (4.4%)
Costco Wholesale Corp.	3,655	3,348,967
Hershey (The) Co.	13,100	2,218,485
PepsiCo, Inc.	27,305	4,151,998
Sysco Corp.	24,875	1,901,943
		11,621,393
Energy (3.2%)
ConocoPhillips	87,515	8,678,863
Financials (14.7%)
American Express Co.	11,160	3,312,176
Chubb Ltd.	24,095	6,657,449
FactSet Research Systems, Inc.	5,700	2,737,596
JPMorgan Chase & Co.	47,040	11,275,958
Marsh & McLennan Cos., Inc.	15,130	3,213,763
T. Rowe Price Group, Inc.	19,040	2,153,234
Visa, Inc., Class A	30,875	9,757,735
		39,107,911
Health Care (13.4%)
Agilent Technologies, Inc.	18,820	2,528,279
Becton, Dickinson and Co.	15,065	3,417,797
Cooper (The) Cos., Inc. (a)	28,425	2,613,110
Danaher Corp.	4,320	991,656
Johnson & Johnson	44,460	6,429,805
Merck & Co., Inc.	32,510	3,234,095
Stryker Corp.	16,345	5,885,017
UnitedHealth Group, Inc.	14,275	7,221,152
Waters Corp. (a)	8,930	3,312,851
		35,633,762
Industrials (10.1%)
Automatic Data Processing, Inc.	15,505	4,538,779
Deere & Co.	11,895	5,039,912
Donaldson Co., Inc.	32,500	2,188,875
Hubbell, Inc.	10,620	4,448,612
Union Pacific Corp.	22,460	5,121,778
United Parcel Service, Inc., Class B	23,590	2,974,699
W.W. Grainger, Inc.	2,545	2,682,557
		26,995,212
Information Technology (32.2%)
Accenture PLC, Class A	27,100	9,533,509
Adobe, Inc. (a)	7,735	3,439,600
Analog Devices, Inc.	15,065	3,200,710
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Apple, Inc.	104,320	26,123,814
Applied Materials, Inc.	33,395	5,431,029
Cisco Systems, Inc.	80,120	4,743,104
KLA Corp.	3,435	2,164,462
Microsoft Corp.	56,370	23,759,955
NVIDIA Corp.	26,495	3,558,014
QUALCOMM, Inc.	9,885	1,518,534
TE Connectivity PLC	16,085	2,299,672
		85,772,403
Materials (2.2%)
Air Products and Chemicals, Inc.	12,300	3,567,492
AptarGroup, Inc.	14,645	2,300,729
		5,868,221
Utilities (0.7%)
Eversource Energy	32,800	1,883,704
TOTAL COMMON STOCKS (Cost $92,570,918)		264,082,917

Investment Companies (0.9%)

Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	2,426,654	2,426,654
TOTAL INVESTMENT COMPANIES (Cost $2,426,654)		2,426,654
Total Investments (Cost $94,997,572) — 100.0%(c)		266,509,571
Liabilities in excess of other assets — (0.0)%(d)		(52,329)
Net Assets — 100.0%		$266,457,242

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
(d)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $94,997,572)	$266,509,571
Dividend receivable	162,652
Receivable for tax reclaims	4,463
Receivable for capital shares issued	40,951
Prepaid expenses	10,117
Total Assets	266,727,754
Liabilities:
Payable for capital shares redeemed	44,707
Accrued expenses and other liabilities:
Investment adviser	174,617
Administration and accounting	5,308
Chief compliance officer	77
Custodian	1,507
Shareholder servicing fees	31,998
Transfer agent	4,322
Trustee	613
Other	7,363
Total Liabilities	270,512
Net Assets	$266,457,242
Composition of Net Assets:
Paid in capital	$93,826,490
Total distributable earnings	172,630,752
Net Assets	$266,457,242
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,459,425
Net Asset Value, Offering Price and Redemption price per share	$35.72
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$4,077,714
Less: Foreign tax withholding	(109)
Total Investment Income	4,077,605
Expenses:
Investment adviser	2,040,315
Administration and accounting	59,042
Chief compliance officer	10,200
Custodian	17,889
Shareholder servicing	353,810
Transfer agency	25,759
Trustee	20,919
Other	81,396
Gross expense before recoupment	2,609,330
Recoupment of prior expenses reimbursed by the investment adviser	101,265
Total expenses	2,710,595
Net Expenses	2,710,595
Net Investment Income	1,367,010
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	11,084,350
Change in unrealized appreciation on investments	13,201,047
Net realized/unrealized gains on investments	24,285,397
Change in Net Assets Resulting from Operations	$25,652,407
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$1,367,010	$1,913,429
Net realized gains from investment transactions	11,084,350	8,470,213
Change in unrealized appreciation on investments	13,201,047	28,918,657
Change in Net Assets Resulting from Operations	25,652,407	39,302,299
Distributions To Shareholders:
Total Distributions	(12,818,737)	(7,764,808)
Change in Net Assets Resulting from distributions to shareholders	(12,818,737)	(7,764,808)
Capital Share Transactions:
Proceeds from shares issued	18,698,828	22,283,699
Dividends reinvested	8,974,838	5,477,709
Cost of shares redeemed	(36,962,244)	(46,373,571)
Change in Net Assets Resulting from Capital Share Transactions	(9,288,578)	(18,612,163)
Change in Net Assets	3,545,092	12,925,328
Net Assets:
Beginning of year	262,912,150	249,986,822
End of year	$266,457,242	$262,912,150
Share Transactions:
Issued	524,915	699,674
Reinvested	244,014	164,298
Redeemed	(1,021,897)	(1,427,056)
Change in shares	(252,968)	(563,084)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 34.09	$ 30.21	$ 36.06	$ 28.82	$ 26.47
Investment Activities:
Operations:
Net investment income	0.19	0.24	0.21	0.12	0.21
Net realized/unrealized gains (losses) from investments	3.21	4.66	(5.06)	7.93	3.28
Total from investment activities	3.40	4.90	(4.85)	8.05	3.49
Distributions from:
Net investment income	(0.22)	(0.24)	(0.21)	(0.12)	(0.21)
Net realized gains from investment transactions	(1.55)	(0.78)	(0.79)	(0.69)	(0.93)
Total distributions	(1.77)	(1.02)	(1.00)	(0.81)	(1.14)
Net Asset Value, End of Period	$ 35.72	$ 34.09	$ 30.21	$ 36.06	$ 28.82
Total Return	9.81%	16.29%	(13.55)%	28.00%	13.28%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 266,457	$ 262,912	$ 249,987	$ 359,003	$ 264,418
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.50%	0.74%	0.65%	0.38%	0.82%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.96%	0.99%	1.02%	1.02%	1.06%
Portfolio turnover rate	6.14%	6.69%	19.32%(b)	8.00%	14.96%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
December 31, 2024

Common Stocks (98.8%)
	Shares	Fair Value ($)
Communication Services (1.9%)
Electronic Arts, Inc.	11,990	1,754,137
Omnicom Group, Inc.	16,275	1,400,301
		3,154,438
Consumer Discretionary (13.6%)
AutoZone, Inc. (a)	915	2,929,830
Choice Hotels International, Inc.	19,990	2,838,180
Columbia Sportswear Co.	17,600	1,477,168
DR Horton, Inc.	12,555	1,755,440
Genuine Parts Co.	14,430	1,684,847
Lululemon Athletica, Inc. (a)	8,510	3,254,309
Ross Stores, Inc.	20,600	3,116,162
Ulta Beauty, Inc. (a)	5,645	2,455,180
Williams-Sonoma, Inc.	13,200	2,444,376
		21,955,492
Consumer Staples (6.9%)
BJ's Wholesale Club Holdings, Inc. (a)	34,270	3,062,024
Church & Dwight Co., Inc.	15,480	1,620,911
Hershey (The) Co.	12,505	2,117,722
McCormick & Co., Inc. (Non Voting)	21,745	1,657,839
Sysco Corp.	36,310	2,776,262
		11,234,758
Energy (3.1%)
Baker Hughes Co.	120,830	4,956,447
Financials (15.8%)
American Financial Group, Inc.	18,710	2,561,960
Brown & Brown, Inc.	15,750	1,606,815
Cboe Global Markets, Inc.	10,860	2,122,044
Cincinnati Financial Corp.	15,945	2,291,296
Cullen/Frost Bankers, Inc.	17,925	2,406,431
East West Bancorp, Inc.	15,125	1,448,370
FactSet Research Systems, Inc.	7,610	3,654,931
M&T Bank Corp.	10,395	1,954,364
Northern Trust Corp.	18,845	1,931,613
SEI Investments Co.	45,300	3,736,344
T. Rowe Price Group, Inc.	16,020	1,811,702
		25,525,870
Health Care (13.5%)
Agilent Technologies, Inc.	15,080	2,025,847
Chemed Corp.	3,070	1,626,486
Cooper (The) Cos., Inc. (a)	32,010	2,942,679
Edwards Lifesciences Corp. (a)	31,475	2,330,094
Labcorp Holdings, Inc.	7,240	1,660,277
Medpace Holdings, Inc. (a)	4,080	1,355,499
Mettler-Toledo International, Inc. (a)	1,625	1,988,480
STERIS PLC	12,370	2,542,777
Teleflex, Inc.	10,415	1,853,662
Veeva Systems, Inc., Class A (a)	9,045	1,901,711
Waters Corp. (a)	4,365	1,619,328
		21,846,840
Industrials (17.8%)
A O Smith Corp.	23,170	1,580,426
Allegion PLC	16,715	2,184,316
AMETEK, Inc.	16,405	2,957,165
Broadridge Financial Solutions, Inc.	7,130	1,612,022
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Donaldson Co., Inc.	35,475	2,389,241
Expeditors International of Washington, Inc.	17,240	1,909,675
Hubbell, Inc.	5,280	2,211,739
Lincoln Electric Holdings, Inc.	11,855	2,222,457
Nordson Corp.	9,375	1,961,625
Paychex, Inc.	35,290	4,948,364
Paycom Software, Inc.	14,940	3,062,252
Rockwell Automation, Inc.	6,085	1,739,032
		28,778,314
Information Technology (10.6%)
Amdocs Ltd.	17,810	1,516,343
ANSYS, Inc. (a)	6,940	2,341,070
Check Point Software Technologies Ltd. (a)	11,355	2,119,978
ON Semiconductor Corp. (a)	25,600	1,614,080
Qualys, Inc. (a)	13,125	1,840,388
TE Connectivity PLC	16,115	2,303,962
Teradyne, Inc.	22,810	2,872,235
Zebra Technologies Corp., Class A (a)	6,535	2,523,948
		17,132,004
Materials (4.8%)
AptarGroup, Inc.	15,310	2,405,201
Avery Dennison Corp.	9,305	1,741,245
Ball Corp.	28,110	1,549,704
RPM International, Inc.	17,145	2,109,864
		7,806,014
Real Estate (4.2%)
AvalonBay Communities, Inc.	9,520	2,094,114
CubeSmart	33,760	1,446,616
Jones Lang LaSalle, Inc. (a)	12,770	3,232,598
		6,773,328
Utilities (6.6%)
Atmos Energy Corp.	18,160	2,529,143
Essential Utilities, Inc.	79,575	2,890,164
Eversource Energy	57,330	3,292,462
ONE Gas, Inc.	28,665	1,985,051
		10,696,820
TOTAL COMMON STOCKS (Cost $119,688,673)		159,860,325

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	2,121,033	2,121,033
TOTAL INVESTMENT COMPANIES (Cost $2,121,033)		2,121,033
Total Investments (Cost $121,809,706) — 100.1%(c)		161,981,358
Liabilities in excess of other assets — (0.1)%		(82,683)
Net Assets — 100.0%		$161,898,675

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
December 31, 2024
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $121,809,706)	$161,981,358
Dividend receivable	134,678
Receivable for capital shares issued	382,906
Prepaid expenses	9,299
Total Assets	162,508,241
Liabilities:
Payable for investments purchased	428,607
Payable for capital shares redeemed	47,894
Accrued expenses and other liabilities:
Investment adviser	98,609
Administration and accounting	5,805
Chief compliance officer	38
Custodian	675
Shareholder servicing fees	19,262
Transfer agent	4,285
Trustee	494
Other	3,897
Total Liabilities	609,566
Net Assets	$161,898,675
Composition of Net Assets:
Paid in capital	$118,426,250
Total distributable earnings	43,472,425
Net Assets	$161,898,675
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,050,937
Net Asset Value, Offering Price and Redemption price per share	$22.96
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$2,171,577
Total Investment Income	2,171,577
Expenses:
Investment adviser	1,051,182
Administration and accounting	59,688
Chief compliance officer	5,101
Custodian	17,993
Shareholder servicing	203,068
Transfer agency	25,475
Trustee	10,585
Other	56,140
Total expenses before fee reductions	1,429,232
Fees contractually reduced by the investment adviser	(27,656)
Net Expenses	1,401,576
Net Investment Income	770,001
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	8,019,312
Change in unrealized appreciation on investments	4,595,695
Net realized/unrealized gains on investments	12,615,007
Change in Net Assets Resulting from Operations	$13,385,008
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$770,001	$659,257
Net realized gains from investment transactions	8,019,312	5,257,931
Change in unrealized appreciation on investments	4,595,695	8,729,219
Change in Net Assets Resulting from Operations	13,385,008	14,646,407
Distributions To Shareholders:
Total Distributions	(5,321,603)	(5,793,806)
Change in Net Assets Resulting from distributions to shareholders	(5,321,603)	(5,793,806)
Capital Share Transactions:
Proceeds from shares issued	41,436,879	30,983,581
Dividends reinvested	4,115,863	4,492,037
Cost of shares redeemed	(15,722,284)	(17,788,536)
Change in Net Assets Resulting from Capital Share Transactions	29,830,458	17,687,082
Change in Net Assets	37,893,863	26,539,683
Net Assets:
Beginning of year	124,004,812	97,465,129
End of year	$161,898,675	$124,004,812
Share Transactions:
Issued	1,798,101	1,497,941
Reinvested	171,138	217,532
Redeemed	(687,988)	(863,315)
Change in shares	1,281,251	852,158
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 21.49	$ 19.82	$ 23.44	$ 19.71	$ 18.71
Investment Activities:
Operations:
Net investment income	0.12	0.12	0.09	0.08	0.10
Net realized/unrealized gains (losses) from investments	2.15	2.59	(2.61)	4.78	1.53
Total from investment activities	2.27	2.71	(2.52)	4.86	1.63
Distributions from:
Net investment income	(0.12)	(0.12)	(0.09)	(0.09)	(0.09)
Net realized gains from investment transactions	(0.68)	(0.92)	(1.01)	(1.04)	(0.54)
Total distributions	(0.80)	(1.04)	(1.10)	(1.13)	(0.63)
Net Asset Value, End of Period	$ 22.96	$ 21.49	$ 19.82	$ 23.44	$ 19.71
Total Return	10.40%	13.88%	(10.90)%	24.89%	8.76%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 161,899	$ 124,005	$ 97,465	$ 105,951	$ 82,948
Ratio of net expenses to average net assets	1.00%	0.98%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	0.55%	0.59%	0.45%	0.37%	0.61%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.02%	0.98%	1.00%	0.99%	1.02%
Portfolio turnover rate	24.20%	25.92%	29.80%	21.82%	38.28%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
December 31, 2024

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (1.0%)
Interpublic Group of (The) Cos., Inc.	111,175	3,115,124
Consumer Discretionary (9.2%)
Cavco Industries, Inc. (a)	5,790	2,583,672
Choice Hotels International, Inc.	41,076	5,831,970
Columbia Sportswear Co.	40,289	3,381,456
Genuine Parts Co.	22,272	2,600,479
Texas Roadhouse, Inc.	19,630	3,541,841
TopBuild Corp. (a)	15,905	4,951,862
Williams-Sonoma, Inc.	27,604	5,111,709
		28,002,989
Consumer Staples (6.8%)
BJ's Wholesale Club Holdings, Inc. (a)	64,172	5,733,768
Clorox (The) Co.	25,519	4,144,541
Flowers Foods, Inc.	165,741	3,424,209
McCormick & Co., Inc. (Non Voting)	41,258	3,145,510
Simply Good Foods (The) Co. (a)	105,630	4,117,457
		20,565,485
Financials (19.5%)
American Financial Group, Inc.	38,075	5,213,610
Cboe Global Markets, Inc.	23,310	4,554,774
Cincinnati Financial Corp.	41,390	5,947,743
Cohen & Steers, Inc.	29,040	2,681,554
Commerce Bancshares, Inc.	56,123	3,497,009
Cullen/Frost Bankers, Inc.	46,425	6,232,556
East West Bancorp, Inc.	28,647	2,743,237
FactSet Research Systems, Inc.	13,975	6,711,913
International Bancshares Corp.	36,078	2,278,686
Jack Henry & Associates, Inc.	23,325	4,088,873
Northern Trust Corp.	47,715	4,890,787
SEI Investments Co.	84,925	7,004,614
Selective Insurance Group, Inc.	34,595	3,235,324
		59,080,680
Health Care (9.4%)
Chemed Corp.	7,701	4,079,990
Cooper (The) Cos., Inc. (a)	65,790	6,048,075
Medpace Holdings, Inc. (a)	10,670	3,544,894
STERIS PLC	18,570	3,817,249
Teleflex, Inc.	22,069	3,927,841
Waters Corp. (a)	18,627	6,910,244
		28,328,293
Industrials (25.3%)
A O Smith Corp.	70,655	4,819,378
Acuity Brands, Inc.	14,589	4,261,885
Allegion PLC	40,470	5,288,620
Applied Industrial Technologies, Inc.	31,015	7,427,162
Donaldson Co., Inc.	74,421	5,012,254
ExlService Holdings, Inc. (a)	122,084	5,418,088
Expeditors International of Washington, Inc.	32,617	3,612,985
Franklin Electric Co., Inc.	28,010	2,729,574
Hubbell, Inc.	10,741	4,499,297
IDEX Corp.	28,970	6,063,131
Lincoln Electric Holdings, Inc.	17,955	3,366,024
Masco Corp.	52,209	3,788,807
Nordson Corp.	21,183	4,432,331
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Paycom Software, Inc.	26,225	5,375,338
Snap-on, Inc.	14,660	4,976,777
Toro (The) Co.	30,786	2,465,959
Watts Water Technologies, Inc., Class A	15,167	3,083,451
		76,621,061
Information Technology (14.5%)
Akamai Technologies, Inc. (a)	29,455	2,817,371
Amdocs Ltd.	48,820	4,156,535
Axcelis Technologies, Inc. (a)	32,130	2,244,923
Check Point Software Technologies Ltd. (a)	33,575	6,268,452
Dolby Laboratories, Inc., Class A	54,390	4,247,859
F5, Inc. (a)	17,312	4,353,449
Progress Software Corp.	66,868	4,356,450
Qualys, Inc. (a)	52,785	7,401,513
Teradyne, Inc.	27,280	3,435,098
Zebra Technologies Corp., Class A (a)	12,210	4,715,746
		43,997,396
Materials (7.1%)
AptarGroup, Inc.	39,435	6,195,238
Avery Dennison Corp.	27,165	5,083,386
Packaging Corp. of America	14,044	3,161,726
RPM International, Inc.	37,835	4,655,975
Silgan Holdings, Inc.	44,890	2,336,525
		21,432,850
Real Estate (6.4%)
Camden Property Trust	26,264	3,047,675
CubeSmart	68,200	2,922,370
Jones Lang LaSalle, Inc. (a)	22,000	5,569,080
Lamar Advertising Co., Class A	32,587	3,967,141
STAG Industrial, Inc.	111,032	3,755,102
		19,261,368
TOTAL COMMON STOCKS (Cost $242,041,931)		300,405,246

Investment Companies (1.3%)

Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	4,013,801	4,013,801
TOTAL INVESTMENT COMPANIES (Cost $4,013,801)		4,013,801
Total Investments (Cost $246,055,732) — 100.5%(c)		304,419,047
Liabilities in excess of other assets — (0.5)%		(1,543,928)
Net Assets — 100.0%		$302,875,119

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $246,055,732)	$304,419,047
Dividend receivable	269,703
Receivable for tax reclaims	4,814
Receivable for capital shares issued	1,051,747
Prepaid expenses	12,555
Total Assets	305,757,866
Liabilities:
Payable for investments purchased	2,598,011
Payable for capital shares redeemed	15,402
Payable to Custodian	4,861
Accrued expenses and other liabilities:
Investment adviser	191,787
Administration and accounting	6,355
Chief compliance officer	72
Custodian	4,044
Shareholder servicing fees	48,527
Transfer agent	4,476
Trustee	870
Other	8,342
Total Liabilities	2,882,747
Net Assets	$302,875,119
Composition of Net Assets:
Paid in capital	$242,196,497
Total distributable earnings	60,678,622
Net Assets	$302,875,119
Shares outstanding (par value $0.01, unlimited number of shares authorized)	12,279,225
Net Asset Value, Offering Price and Redemption price per share	$24.67
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$3,834,391
Total Investment Income	3,834,391
Expenses:
Investment adviser	1,979,018
Administration and accounting	59,780
Chief compliance officer	9,385
Custodian	31,928
Shareholder servicing	492,019
Transfer agency	26,071
Trustee	19,840
Other	85,070
Total expenses before fee reductions	2,703,111
Fees contractually reduced by the investment adviser	(64,419)
Net Expenses	2,638,692
Net Investment Income	1,195,699
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	7,488,782
Change in unrealized appreciation on investments	16,714,222
Net realized/unrealized gains on investments	24,203,004
Change in Net Assets Resulting from Operations	$25,398,703
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$1,195,699	$910,983
Net realized gains from investment transactions	7,488,782	371,761
Change in unrealized appreciation on investments	16,714,222	24,946,457
Change in Net Assets Resulting from Operations	25,398,703	26,229,201
Distributions To Shareholders:
Total Distributions	(4,952,004)	(1,040,929)
Change in Net Assets Resulting from distributions to shareholders	(4,952,004)	(1,040,929)
Capital Share Transactions:
Proceeds from shares issued	96,846,655	78,540,411
Dividends reinvested	3,850,252	848,950
Cost of shares redeemed	(31,142,185)	(19,037,489)
Change in Net Assets Resulting from Capital Share Transactions	69,554,722	60,351,872
Change in Net Assets	90,001,421	85,540,144
Net Assets:
Beginning of year	212,873,698	127,333,554
End of year	$302,875,119	$212,873,698
Share Transactions:
Issued	4,040,987	3,773,910
Reinvested	147,181	39,321
Redeemed	(1,285,823)	(929,566)
Change in shares	2,902,345	2,883,665
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 22.70	$ 19.61	$ 24.05	$ 19.40	$ 18.10
Investment Activities:
Operations:
Net investment income	0.10	0.12	0.13	0.10	0.09
Net realized/unrealized gains (losses) from investments	2.29	3.09	(3.61)	5.69	1.55
Total from investment activities	2.39	3.21	(3.48)	5.79	1.64
Distributions from:
Net investment income	(0.11)	(0.10)	(0.09)	(0.12)	(0.10)
Net realized gains from investment transactions	(0.31)	(0.02)	(0.87)	(1.02)	(0.25)
Total distributions	(0.42)	(0.12)	(0.96)	(1.14)	(0.35)
Net Asset Value, End of Period	$ 24.67	$ 22.70	$ 19.61	$ 24.05	$ 19.40
Total Return	10.39%	16.39%	(14.59)%	30.08%	9.13%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 302,875	$ 212,874	$ 127,334	$ 107,553	$ 64,734
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.45%	0.60%	0.61%	0.48%	0.61%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.02%	1.01%	1.01%	1.00%	1.05%
Portfolio turnover rate	23.07%	23.72%	28.66%	30.00%(b)	38.70%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
December 31, 2024

Common Stocks (99.5%)
	Shares	Fair Value ($)
Communication Services (1.1%)
Cable One, Inc.	25,450	9,215,954
Shutterstock, Inc.	229,094	6,953,003
		16,168,957
Consumer Discretionary (7.6%)
Carter's, Inc.	215,212	11,662,338
Cavco Industries, Inc. (a)	50,120	22,365,048
Choice Hotels International, Inc.	175,575	24,928,138
Columbia Sportswear Co.	301,605	25,313,708
H&R Block, Inc.	197,645	10,443,562
Installed Building Products, Inc.	67,065	11,753,141
		106,465,935
Consumer Staples (5.0%)
Flowers Foods, Inc.	930,812	19,230,576
Lancaster Colony Corp.	123,426	21,369,978
Simply Good Foods (The) Co. (a)	755,828	29,462,175
		70,062,729
Energy (3.9%)
Cactus, Inc., Class A	453,887	26,488,845
Core Laboratories, Inc.	523,332	9,058,877
Helmerich & Payne, Inc.	594,325	19,030,287
		54,578,009
Financials (17.4%)
1st Source Corp.	167,731	9,792,136
Cathay General Bancorp	272,644	12,980,581
Cohen & Steers, Inc.	237,954	21,972,672
Commerce Bancshares, Inc.	325,395	20,275,322
Cullen/Frost Bankers, Inc.	246,918	33,148,741
Donnelley Financial Solutions, Inc. (a)	313,667	19,676,331
Evercore, Inc., Class A	95,933	26,591,668
Hanover Insurance Group (The), Inc.	141,595	21,899,083
Independent Bank Corp.	246,075	15,795,554
International Bancshares Corp.	409,930	25,891,179
Selective Insurance Group, Inc.	267,986	25,062,051
UMB Financial Corp.	107,466	12,128,613
		245,213,931
Health Care (17.8%)
Amphastar Pharmaceuticals, Inc. (a)	407,741	15,139,423
Chemed Corp.	54,932	29,102,974
Corcept Therapeutics, Inc. (a)	367,263	18,506,383
CorVel Corp. (a)	278,487	30,984,464
Globus Medical, Inc., Class A (a)	290,760	24,048,760
Haemonetics Corp. (a)	381,988	29,825,623
Halozyme Therapeutics, Inc. (a)	362,576	17,334,758
ICU Medical, Inc. (a)	129,939	20,162,635
Inmode Ltd. (a)	563,029	9,402,584
Prestige Consumer Healthcare, Inc. (a)	338,948	26,468,449
UFP Technologies, Inc. (a)	44,050	10,770,665
US Physical Therapy, Inc.	209,090	18,548,374
		250,295,092
Industrials (17.7%)
Acuity Brands, Inc.	77,295	22,580,188
Applied Industrial Technologies, Inc.	115,517	27,662,856
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Atkore, Inc.	114,541	9,558,446
CSG Systems International, Inc.	450,270	23,013,300
Donaldson Co., Inc.	373,196	25,134,751
ExlService Holdings, Inc. (a)	674,883	29,951,308
Franklin Electric Co., Inc.	247,440	24,113,028
Insperity, Inc.	90,008	6,976,520
Landstar System, Inc.	112,566	19,345,593
MSC Industrial Direct Co., Inc., Class A	254,618	19,017,418
Valmont Industries, Inc.	46,464	14,249,115
Watts Water Technologies, Inc., Class A	138,827	28,223,529
		249,826,052
Information Technology (16.0%)
Axcelis Technologies, Inc. (a)	197,200	13,778,364
Badger Meter, Inc.	95,634	20,285,884
Dolby Laboratories, Inc., Class A	238,453	18,623,179
InterDigital, Inc.	112,300	21,754,756
Littelfuse, Inc.	123,399	29,078,975
Plexus Corp. (a)	155,427	24,321,217
Power Integrations, Inc.	312,463	19,278,967
Progress Software Corp.	417,242	27,183,316
Qualys, Inc. (a)	219,354	30,757,818
Teradata Corp. (a)	668,129	20,812,218
		225,874,694
Materials (6.4%)
AptarGroup, Inc.	88,923	13,969,803
Graphic Packaging Holding Co.	520,298	14,131,294
Minerals Technologies, Inc.	247,302	18,846,886
Sensient Technologies Corp.	212,953	15,175,031
Silgan Holdings, Inc.	553,788	28,824,665
		90,947,679
Real Estate (2.6%)
Four Corners Property Trust, Inc.	529,339	14,366,260
STAG Industrial, Inc.	644,536	21,798,208
		36,164,468
Utilities (4.0%)
Chesapeake Utilities Corp.	120,778	14,656,410
IDACORP, Inc.	152,935	16,712,737
ONE Gas, Inc.	233,910	16,198,267
Unitil Corp.	156,703	8,491,736
		56,059,150
TOTAL COMMON STOCKS (Cost $1,121,817,117)		1,401,656,696

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
December 31, 2024
Investment Companies (0.6%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	9,495,062	9,495,062
TOTAL INVESTMENT COMPANIES (Cost $9,495,062)		9,495,062
Total Investments (Cost $1,131,312,179) — 100.1%(c)		1,411,151,758
Liabilities in excess of other assets — (0.1)%		(2,107,209)
Net Assets — 100.0%		$1,409,044,549

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $1,131,312,179)	$1,411,151,758
Dividend receivable	840,390
Receivable for capital shares issued	1,187,382
Prepaid expenses	29,373
Total Assets	1,413,208,903
Liabilities:
Payable for capital shares redeemed	2,910,525
Payable to Custodian	22
Accrued expenses and other liabilities:
Investment adviser	927,016
Administration and accounting	22,454
Chief compliance officer	270
Custodian	6,053
Shareholder servicing fees	263,432
Transfer agent	8,044
Trustee	3,791
Other	22,747
Total Liabilities	4,164,354
Net Assets	$1,409,044,549
Composition of Net Assets:
Paid in capital	$1,108,018,794
Total distributable earnings	301,025,755
Net Assets	$1,409,044,549
Shares outstanding (par value $0.01, unlimited number of shares authorized)	78,177,885
Net Asset Value, Offering Price and Redemption price per share	$18.02
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$19,551,215
Total Investment Income	19,551,215
Expenses:
Investment adviser	10,198,115
Administration and accounting	233,609
Chief compliance officer	50,072
Custodian	82,270
Shareholder servicing	2,479,742
Transfer agency	46,744
Trustee	103,718
Other	336,964
Gross expense before recoupment	13,531,234
Recoupment of prior expenses reimbursed by the investment adviser	66,253
Total expenses	13,597,487
Net Expenses	13,597,487
Net Investment Income	5,953,728
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	138,022,166
Net realized gains from redemptions in-kind (a)	2,165,331
Change in unrealized appreciation on investments	16,229,772
Net realized/unrealized gains on investments	156,417,269
Change in Net Assets Resulting from Operations	$162,370,997

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$5,953,728	$6,753,190
Net realized gains/(loss) from investment transactions	140,187,497	(22,711,496)
Change in unrealized appreciation on investments	16,229,772	129,093,126
Change in Net Assets Resulting from Operations	162,370,997	113,134,820
Distributions To Shareholders:
Total Distributions	(87,831,529)	(10,095,720)
Change in Net Assets Resulting from distributions to shareholders	(87,831,529)	(10,095,720)
Capital Share Transactions:
Proceeds from shares issued	251,060,067	413,904,217
Dividends reinvested	72,820,895	8,217,851
Cost of shares redeemed	(278,570,154)	(234,811,838)
Cost of in-kind shares redeemed (a)	(4,564,596)	—
Change in Net Assets Resulting from Capital Share Transactions	40,746,212	187,310,230
Change in Net Assets	115,285,680	290,349,330
Net Assets:
Beginning of year	1,293,758,869	1,003,409,539
End of year	$1,409,044,549	$1,293,758,869
Share Transactions:
Issued	14,142,437	25,882,221
Reinvested	3,792,755	507,275
Redeemed	(15,670,263)	(14,739,591)
Redeemed in-kind (a)	(223,645)	—
Change in shares	2,041,284	11,649,905

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 16.99	$ 15.56	$ 17.96	$ 15.31	$ 14.62
Investment Activities:
Operations:
Net investment income	0.08	0.09	0.07	0.03	0.08
Net realized/unrealized gains (losses) from investments	2.12	1.47	(1.68)	4.22	1.00
Total from investment activities	2.20	1.56	(1.61)	4.25	1.08
Distributions from:
Net investment income	(0.09)	(0.08)	(0.05)	(0.05)	(0.08)
Net realized gains from investment transactions	(1.08)	(0.05)	(0.74)	(1.55)	(0.31)
Total distributions	(1.17)	(0.13)	(0.79)	(1.60)	(0.39)
Net Asset Value, End of Period	$ 18.02	$ 16.99	$ 15.56	$ 17.96	$ 15.31
Total Return	12.55%	10.09%	(9.06)%	28.17%	8.17%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 1,409,045	$ 1,293,759	$ 1,003,410	$ 939,532	$ 602,978
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.44%	0.58%	0.46%	0.18%	0.64%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.00%	1.03%	1.04%	1.01%	1.06%
Portfolio turnover rate	33.00%(b)	23.98%	20.87%	31.72%	39.89%(c)

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.
(c)	Excludes impact of merger transaction.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
December 31, 2024

Common Stocks (98.5%)
	Shares	Fair Value ($)
Australia (6.3%)
Brambles Ltd.	340,100	4,043,169
Insurance Australia Group Ltd.	767,000	4,018,954
Westpac Banking Corp.	107,600	2,147,435
Woodside Energy Group Ltd.	146,300	2,262,756
		12,472,314
Canada (10.2%)
BCE, Inc.	55,600	1,288,804
Canadian National Railway Co.	41,300	4,193,927
Intact Financial Corp.	11,200	2,039,289
Magna International, Inc.	39,600	1,655,131
National Bank of Canada	38,200	3,482,367
Royal Bank of Canada	45,700	5,510,261
Tourmaline Oil Corp.	42,800	1,980,630
		20,150,409
Denmark (1.6%)
Novo Nordisk A/S, Class B	36,000	3,098,421
Finland (1.9%)
Kone OYJ, Class B	77,000	3,744,460
France (10.0%)
Air Liquide SA	25,000	4,041,818
Dassault Systemes SE	43,300	1,496,629
Edenred SE	37,000	1,208,702
EssilorLuxottica SA	8,500	2,065,492
Legrand SA	32,000	3,096,826
L'Oreal SA	4,500	1,588,759
Publicis Groupe SA	22,000	2,330,698
Schneider Electric SE	11,500	2,842,764
Societe BIC SA	17,000	1,123,573
		19,795,261
Germany (7.5%)
Allianz SE (Registered)	7,400	2,267,681
Deutsche Boerse AG	18,000	4,147,694
Hannover Rueck SE	10,400	2,600,363
Merck KGaA	21,700	3,144,218
SAP SE	10,600	2,594,172
		14,754,128
Hong Kong (0.9%)
Sino Land Co. Ltd.	1,774,000	1,789,465
Israel (2.2%)
Check Point Software Technologies Ltd. (a)	12,000	2,240,400
Nice Ltd. (a)	12,400	2,111,814
		4,352,214
Italy (2.1%)
FinecoBank Banca Fineco SpA	102,000	1,782,357
Terna - Rete Elettrica Nazionale	289,700	2,287,856
		4,070,213
Japan (19.9%)
Ajinomoto Co., Inc.	54,000	2,197,308
Chiba Bank (The) Ltd.	161,400	1,254,604
Inpex Corp.	154,100	1,930,155
Kakaku.com, Inc.	112,300	1,711,902
Mitsubishi Estate Co. Ltd.	118,500	1,634,463
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Nippon Telegraph & Telephone Corp.	2,771,200	2,772,676
Nitto Denko Corp.	261,000	4,364,503
Nomura Research Institute Ltd.	133,900	3,939,131
Oracle Corp. Japan	28,000	2,680,323
Sumitomo Mitsui Financial Group, Inc.	144,100	3,470,084
Sysmex Corp.	199,800	3,666,017
Terumo Corp.	133,000	2,559,344
Tokio Marine Holdings, Inc.	52,900	1,894,493
Toyota Motor Corp.	262,700	5,178,411
		39,253,414
Jersey, C.I. (0.9%)
Experian PLC	43,500	1,860,928
Luxembourg (0.8%)
Tenaris SA	82,600	1,557,271
Netherlands (5.4%)
ASML Holding NV	5,500	3,868,053
ING Groep NV	123,000	1,923,319
Koninklijke Ahold Delhaize NV	38,000	1,239,286
Koninklijke Vopak NV	39,000	1,720,604
Wolters Kluwer NV	12,000	1,990,351
		10,741,613
Norway (1.2%)
Equinor ASA	96,200	2,273,765
Singapore (2.8%)
DBS Group Holdings Ltd.	124,900	3,995,069
Singapore Exchange Ltd.	157,300	1,465,699
		5,460,768
Spain (1.5%)
Industria de Diseno Textil SA	56,100	2,872,126
Sweden (3.5%)
Assa Abloy AB, Class B	83,000	2,440,074
Atlas Copco AB, Class A	141,600	2,166,051
Svenska Handelsbanken AB, Class A	228,200	2,357,381
		6,963,506
Switzerland (8.8%)
Cie Financiere Richemont SA (Registered)	24,000	3,648,090
Nestle SA (Registered)	61,000	5,001,976
Roche Holding AG	22,000	6,157,979
Sonova Holding AG (Registered)	3,500	1,139,304
Zurich Insurance Group AG	2,450	1,455,690
		17,403,039
United Kingdom (11.0%)
Compass Group PLC	82,600	2,745,720
Croda International PLC	18,400	779,462
Johnson Matthey PLC	56,000	939,093
National Grid PLC	269,300	3,191,281
Next PLC	34,000	4,040,563
RELX PLC (London Exchange)	90,000	4,078,359
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
December 31, 2024
Common Stocks (continued)
	Shares	Fair Value ($)
United Kingdom (continued)
Schroders PLC	240,700	970,159
Unilever PLC	87,000	4,927,027
		21,671,664
TOTAL COMMON STOCKS (Cost $168,072,310)		194,284,979

Investment Companies (1.5%)

Northern Institutional Treasury Portfolio (Premier Class), 4.29% (b)	2,837,240	2,837,240
TOTAL INVESTMENT COMPANIES (Cost $2,837,240)		2,837,240
Total Investments (Cost $170,909,550) — 100.0% (c)		197,122,219
Other assets in excess of liabilities — 0.0%		72,941
Net Assets — 100.0%		$197,195,160

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2024.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

PLC	Public Limited Company
The Fund invested, as a percentage of net assets at value, in the following industries as of December 31, 2024:
Industry	Percentage of Total Net Assets
Financials	24.4%
Industrials	16.0
Health Care	11.0
Consumer Discretionary	10.2
Information Technology	9.6
Consumer Staples	7.5
Energy	6.0
Materials	5.1
Communication Services	4.2
Utilities	2.8
Real Estate	1.7
Investment Companies	1.5
Other net assets	0.0
Total	100.0%
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments, at fair value (cost $170,909,550)	$197,122,219
Foreign currencies, at fair value (cost $16,872)	16,872
Interest and dividends receivable	207,817
Receivable for tax reclaims	546,082
Receivable for capital shares issued	306,494
Prepaid expenses	12,112
Total Assets	198,211,596
Liabilities:
Payable for investments purchased	831,366
Payable for capital shares redeemed	34,119
Accrued expenses and other liabilities:
Investment adviser	127,068
Administration and accounting	5,878
Chief compliance officer	42
Custodian	1,577
Shareholder servicing fees	5,730
Transfer agent	4,015
Trustee	293
Other	6,348
Total Liabilities	1,016,436
Net Assets	$197,195,160
Composition of Net Assets:
Paid in capital	$171,863,154
Total distributable earnings	25,332,006
Net Assets	$197,195,160
Shares outstanding (par value $0.01, unlimited number of shares authorized)	14,162,737
Net Asset Value, Offering Price and Redemption price per share	$13.92
Statement of Operations
For the year ended December 31, 2024
Investment Income:
Dividends	$5,074,060
Tax reclaims	242,573
Interest	959
Less: Foreign tax withholding	(750,269)
Total Investment Income	4,567,323
Expenses:
Investment adviser	1,219,427
Administration and accounting	62,447
Chief compliance officer	5,746
Custodian	38,152
Shareholder servicing	68,293
Transfer agency	24,006
Trustee	12,055
Other	76,314
Total expenses	1,506,440
Net Expenses	1,506,440
Net Investment Income	3,060,883
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions and foreign currency transactions	1,460,894
Change in unrealized appreciation on investments and foreign currency transactions	2,384,077
Net realized/unrealized gains on investments	3,844,971
Change in Net Assets Resulting from Operations	$6,905,854
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statements of Changes in Net Assets
	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment Activities:
Operations:
Net investment income	$3,060,883	$2,009,402
Net realized gains/(loss) from investment transactions and foreign currency transactions	1,460,894	(1,182,968)
Change in unrealized appreciation on investments and foreign currency transactions	2,384,077	16,699,089
Change in Net Assets Resulting from Operations	6,905,854	17,525,523
Distributions To Shareholders:
Total Distributions	(3,058,171)	(2,099,998)
Change in Net Assets Resulting from distributions to shareholders	(3,058,171)	(2,099,998)
Capital Share Transactions:
Proceeds from shares issued	75,897,297	34,101,731
Dividends reinvested	2,417,717	1,509,097
Cost of shares redeemed	(19,942,039)	(8,868,945)
Change in Net Assets Resulting from Capital Share Transactions	58,372,975	26,741,883
Change in Net Assets	62,220,658	42,167,408
Net Assets:
Beginning of year	134,974,502	92,807,094
End of year	$197,195,160	$134,974,502
Share Transactions:
Issued	5,337,588	2,740,503
Reinvested	168,953	115,817
Redeemed	(1,400,666)	(705,648)
Change in shares	4,105,875	2,150,672
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the years indicated.
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net Asset Value, Beginning of Period	$ 13.42	$ 11.74	$ 13.72	$ 12.29	$ 11.60
Investment Activities:
Operations:
Net investment income	0.22	0.20	0.21	0.17	0.15
Net realized/unrealized gains (losses) from investments and foreign currency transactions	0.50	1.69	(2.00)	1.47	0.69
Total from investment activities	0.72	1.89	(1.79)	1.64	0.84
Distributions from:
Net investment income	(0.22)	(0.21)	(0.18)	(0.17)	(0.14)
Net realized gains from investment transactions	—	—	(0.01)	(0.04)	—
Total distributions	(0.22)	(0.21)	(0.19)	(0.21)	(0.14)
Net Asset Value, End of Period	$ 13.92	$ 13.42	$ 11.74	$ 13.72	$ 12.29
Total Return	5.33%	16.19%	(13.10)%	13.43%	7.16%
Ratios/Supplemental Data:
Net assets at end of year (000's)	$ 197,195	$ 134,975	$ 92,807	$ 95,505	$ 73,720
Ratio of net expenses to average net assets	0.93%	0.91%	0.93%	0.94%	1.00%
Ratio of net investment income to average net assets	1.88%	1.91%	1.77%	1.36%	1.41%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.93%	0.91%	0.93%	0.94%	1.00%
Portfolio turnover rate	12.30%	23.46%	10.47%	13.09%	8.38%
See Notes to Financial Statements

Notes to the Financial Statements
December 31, 2024
1.
Organization:
The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:
Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund
The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.
Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using current exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.
The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the

Notes to the Financial Statements
December 31, 2024
close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.
Investments in money market funds are valued at NAV per share.
Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The Funds did not hold any Level 3 investments during the year ended December 31, 2024.
The following is a summary of the investments by valuation inputs used as of December 31, 2024 in valuing the Funds’ investments based on the three levels defined above:
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
Asset Management Fund
Common Stocks(1)	435,271,525	—	435,271,525
Corporate Bonds(1)	—	23,217,424	23,217,424
U.S. Government & U.S. Government Agency Obligations	—	101,509,959	101,509,959
Investment Companies	8,381,680	—	8,381,680
Total	443,653,205	124,727,383	568,380,588
Equity Fund
Common Stocks(1)	243,877,531	—	243,877,531
Investment Companies	2,008,300	—	2,008,300
Total	245,885,831	—	245,885,831
Midcap Fund
Common Stocks(1)	252,481,655	—	252,481,655
Investment Companies	1,960,206	—	1,960,206
Total	254,441,861	—	254,441,861
SMID Cap Fund
Common Stocks(1)	819,989,767	—	819,989,767
Investment Companies	9,471,421	—	9,471,421
Total	829,461,188	—	829,461,188
BTW Balanced Fund
Common Stocks(1)	109,753,450	—	109,753,450
Corporate Bonds(1)	—	14,984,149	14,984,149
Municipal Bonds(2)	—	660,848	660,848
U.S. Government & U.S. Government Agency Obligations	—	31,048,842	31,048,842
Investment Companies	765,541	—	765,541
Total	110,518,991	46,693,839	157,212,830

Notes to the Financial Statements
December 31, 2024
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
BTW Equity Fund
Common Stocks(1)	264,082,917	—	264,082,917
Investment Companies	2,426,654	—	2,426,654
Total	266,509,571	—	266,509,571
BTW Midcap Fund
Common Stocks(1)	159,860,325	—	159,860,325
Investment Companies	2,121,033	—	2,121,033
Total	161,981,358	—	161,981,358
BTW SMID Cap Fund
Common Stocks(1)	300,405,246	—	300,405,246
Investment Companies	4,013,801	—	4,013,801
Total	304,419,047	—	304,419,047
BTW Small Cap Fund
Common Stocks(1)	1,401,656,696	—	1,401,656,696
Investment Companies	9,495,062	—	9,495,062
Total	1,411,151,758	—	1,411,151,758
BTW International Equity Fund
Common Stocks(3)
Communication Services	1,288,804	6,815,276	8,104,080
Consumer Discretionary	1,655,131	18,484,910	20,140,041
Energy	1,980,630	9,744,551	11,725,181
Financials	11,031,917	36,959,684	47,991,601
Industrials	4,193,927	27,386,555	31,580,482
Information Technology	2,240,400	16,690,122	18,930,522
Other Common Stocks	—	55,813,072	55,813,072
Investment Companies	2,837,240	—	2,837,240
Total	25,228,049	171,894,170	197,122,219

(1)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
(2)	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
(3)	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts:
The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.
Expenses:
In general, expenses uniquely attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust, or on occasion certain minimum fees within Trust's fee structure, are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Notes to the Financial Statements
December 31, 2024
Federal Income Taxes:
Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.
Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the year ended December 31, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the year ended December 31, 2024.
Foreign Currency Transactions:
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:
i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) Purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Operating Segments:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds financial position or the results of its operations. Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources that are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
3.
Related Party Transactions and Other Service Arrangements:
Investment Adviser:
The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.71%*
Equity Fund	0.75%**
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%
BTW Equity Fund	0.75%**
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*
The Asset Management Fund has an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first
$500 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $500 million.

**
Effective rate for the year ended December 31, 2024. Equity Fund and BTW Equity Fund have an Investment Management Agreement with the Adviser under which the Funds pay: (a) 0.75% of the first $300 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $300 million. Prior to December 31, 2024, Equity Fund and BTW Equity Fund paid 0.75% of average daily net assets to the
Adviser.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.

Notes to the Financial Statements
December 31, 2024
Administration and Fund Accounting:
The Northern Trust Company (“Northern Trust”) serves as the administrator and fund accounting agent for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expenses.
Certain officers of the Trust are affiliated with Northern Trust or PINE Advisor Solutions (“PINE”). Such persons receive no compensation directly from the Funds for serving in their respective roles. PINE receives fees from the Funds for providing Chief Compliance Officer (“CCO”) services under a Services Agreement between the Funds and PINE (the “CCO Agreement”). Under the CCO Agreement, PINE provides infrastructure and support in implementing written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay PINE $145,000 annually, plus certain out of pocket expenses. PINE pays the salary and other compensation earned by the CCO as an employee of PINE.
Distribution:
Foreside Financial Services, LLC (“Foreside”), which is not affiliated with the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.
Shareholder Services:
Each Fund, other than the SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the year ended December 31, 2024.
Custodian and Transfer Agency:
FIS Investor Services, LLC ("FIS") acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $19,338 annually per fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.
Northern Trust serves as the custodian for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a fee based on a percentage of assets held on behalf of the Funds, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.
Fee Reductions:
The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.
Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2022 (expiring 12/31/25), December 31, 2023 (expiring 12/31/26) and December 31, 2024 (expiring 12/31/27):

Fund	Amount	Expires
SMID Cap Fund	$562,932	12/31/2025
	612,046	12/31/2026
	566,513	12/31/2027

Fund	Amount	Expires
BTW Midcap Fund	$27,656	12/31/2027
BTW SMID Cap Fund	14,534	12/31/2025
	7,734	12/31/2026
	64,419	12/31/2027
BTW Small Cap Fund	335,112	12/31/2025
	333,527	12/31/2026

During the year ended December 31, 2024, the Adviser recouped $3,138, $66,253 and $101,265 of previous fiscal year waivers from Midcap Fund, BTW Small Cap Fund and BTW Equity Fund, respectively.

Notes to the Financial Statements
December 31, 2024
As of December 31, 2024, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	—
SMID Cap Fund	1,741,491

Total Potential Recoupment
BTW Balanced Fund	$—
BTW Equity Fund	—
BTW Midcap Fund	27,656
BTW SMID Cap Fund	86,687
BTW Small Cap Fund	668,639
BTW International Equity Fund	—
In-Kind Subscriptions and Redemptions:
During the year ended December 31, 2024, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$72,457,747	3,067,644	$21,153,326
BTW Small Cap Fund	4,564,596	223,645	2,165,331
During the year ended December 31, 2023, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
Asset Management Fund	$4,698,109	77,706	$4,356,353
Interfund Lending:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of December 31, 2024, the Funds had no outstanding loans to or from another Fund under the Program. There was no activity in the Program during the year ended December 31, 2024.
4.
Purchases and Sales of Securities:
Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the year ended December 31, 2024, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$14,079,466	$34,322,155
Equity Fund	7,668,060	14,194,764
Midcap Fund	80,003,208	75,840,081
SMID Cap Fund	294,159,670	249,361,653
BTW Balanced Fund	2,971,342	16,920,893
BTW Equity Fund	16,547,437	37,561,761
BTW Midcap Fund	58,179,578	33,630,674
BTW SMID Cap Fund	127,417,867	60,300,097
BTW Small Cap Fund	448,011,575	483,293,080
BTW International Equity Fund	78,469,185	19,839,263
Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the year ended December 31, 2024, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$29,203,519	$68,620,985
BTW Balanced Fund	2,343,766	3,988,196

Notes to the Financial Statements
December 31, 2024
5.
Federal Income Tax Information:
As of the tax year ended December 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$228,601,538	$341,112,116	$(1,333,066)	$339,779,050
Equity Fund	73,340,126	172,579,899	(34,194)	172,545,705
Midcap Fund	189,158,927	69,808,858	(4,525,924)	65,282,934
SMID Cap Fund	691,387,245	152,150,114	(14,076,171)	138,073,943
BTW Balanced Fund	85,653,584	75,259,840	(3,700,594)	71,559,246
BTW Equity Fund	95,474,445	171,769,777	(734,651)	171,035,126
BTW Midcap Fund	122,431,682	42,015,769	(2,466,093)	39,549,676
BTW SMID Cap Fund	247,819,752	60,413,219	(3,813,924)	56,599,295
BTW Small Cap Fund	1,158,042,512	303,980,730	(50,871,484)	253,109,246
BTW International Equity Fund	171,286,267	32,253,839	(6,417,887)	25,835,952
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$8,344,001*	$26,654,196	$34,998,197	$—	$34,998,197
Equity Fund	1,665,181	4,432,811	6,097,992	—	6,097,992
Midcap Fund	3,214,628	7,249,811	10,464,439	—	10,464,439
SMID Cap Fund	10,926,443	6,890,500	17,816,943	—	17,816,943
BTW Balanced Fund	2,053,485	5,249,542	7,303,027	—	7,303,027
BTW Equity Fund	1,707,326*	11,111,411	12,818,737	—	12,818,737
BTW Midcap Fund	1,337,409	3,984,194	5,321,603	—	5,321,603
BTW SMID Cap Fund	3,154,406	1,797,598	4,952,004	—	4,952,004
BTW Small Cap Fund	23,237,821*	64,593,708	87,831,529	—	87,831,529
BTW International Equity Fund	3,058,171	—	3,058,171	—	3,058,171

*The amount does not include tax equalization utilized of $1,494,086, $699,523, and $6,050,430 which Asset Management Fund, BTW
Equity Fund, and BTW Small Cap Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$7,499,998*	$28,309,358	$35,809,356	$—	$35,809,356
Equity Fund	1,424,997*	2,009,423	3,434,420	—	3,434,420
Midcap Fund	2,101,166*	7,589,902	9,691,068	—	9,691,068
SMID Cap Fund	5,709,153	450,358	6,159,511	—	6,159,511
BTW Balanced Fund	1,799,997*	10,129,602	11,929,599	—	11,929,599
BTW Equity Fund	1,889,606	5,875,202	7,764,808	—	7,764,808
BTW Midcap Fund	1,250,001	4,543,805	5,793,806	—	5,793,806
BTW SMID Cap Fund	996,041	44,888	1,040,929	—	1,040,929
BTW Small Cap Fund	7,573,144	2,522,576	10,095,720	—	10,095,720
BTW International Equity Fund	2,099,998	—	2,099,998	—	2,099,998

*The amount does not include tax equalization utilized of $164,938, $101,500, $61,790, and $1,169,650 which Asset Management Fund,
Equity Fund, Midcap Fund, and BTW Balanced Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

Notes to the Financial Statements
December 31, 2024
As of December 31, 2024, the components of distributable earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Deficit)
Asset Management Fund	$—	$17,692,132	$17,692,132	$—	339,779,050	357,471,182
Equity Fund	—	3,439,395	3,439,395	—	172,545,705	175,985,100
Midcap Fund	497,722	6,513,278	7,011,000	—	65,282,934	72,293,934
SMID Cap Fund	—	3,012,606	3,012,606	—	138,073,943	141,086,549
BTW Balanced Fund	4,364	1,311,967	1,316,331	—	71,559,246	72,875,577
BTW Equity Fund	—	1,595,626	1,595,626	—	171,035,126	172,630,752
BTW Midcap Fund	456,585	3,466,164	3,922,749	—	39,549,676	43,472,425
BTW SMID Cap Fund	632,780	3,446,547	4,079,327	—	56,599,295	60,678,622
BTW Small Cap Fund	616,990	47,299,519	47,916,509	—	253,109,246	301,025,755
BTW International Equity Fund	—	—	—	(492,871)	25,824,877	25,332,006
For the  year ended December 31, 2024, the BTW International Equity Fund incurred net late year losses in the amount of $12,129, which the Funds intend to treat as having been incurred in the following fiscal year.
As of the end of its tax year ended December 31, 2024, the following Funds have a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCFs have been offset.
Fund	Short-Term Amount	Long-Term Amount	Total
BTW International Equity Fund	$—	$480,742	$480,742
During the tax year ended December 31, 2024, the SMID Cap Fund, BTW Small Cap Fund and BTW International Equity Fund utilized $774,957, $8,313,930, and $1,707,751, respectively, in capital loss carry forwards.
As of December 31, 2024, the following reclassifications have been made on the Statements of Assets and Liabilities to increase (decrease) such accounts with offsetting adjustments as indicated:
Fund	Total Distributable Earnings	Paid in Capital
Asset Management Fund	$(1,494,086)	$1,494,086
Equity Fund	3,178	(3,178)
SMID Cap Fund	(19,462,477)	19,462,477
BTW Equity Fund	(699,523)	699,523
BTW Small Cap Fund	(8,018,230)	8,018,230
BTW International Equity Fund	34,914	(34,914)
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.
6.
Control Ownership and Principal Holders:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of December 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.
Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	Band & Co. c/o U.S. Bank, N.A.	49.09%
	Capinco c/o U.S. Bank, N.A.	37.30
Equity Fund	Band & Co. c/o U.S. Bank, N.A.	57.17
	Capinco c/o U.S. Bank N.A.	31.50
Midcap Fund	Charles Schwab & Co., Inc.	26.05
SMID Cap Fund	National Financial Services LLC	30.77

Notes to the Financial Statements
December 31, 2024
BTW Balanced Fund	Capinco c/o U.S. Bank, N.A.	37.38%
BTW Equity Fund	Capinco c/o U.S. Bank, N.A.	29.56
	National Financial Services LLC	27.17
BTW Midcap Fund	Charles Schwab & Co., Inc.	28.64
	National Financial Services LLC	26.19
BTW SMID Cap Fund	Charles Schwab & Co., Inc.	39.69
	National Financial Services LLC	27.40
BTW Small Cap Fund	National Financial Services LLC	25.73
BTW International Equity Fund	Capinco c/o U.S. Bank, N.A.	30.66
7.
Subsequent Events:
Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Boston Trust Walden Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Boston Trust Walden Funds comprising Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2008.
/s/ COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2025

Supplementary Information (Unaudited)
December 31, 2024
Federal Income Tax Information:
During the fiscal year ended December 31, 2024, the Funds declared long-term realized gain distributions in the following amounts:
Fund	Long-Term Capital Gain Distributions
Asset Management Fund	$26,654,196
Equity Fund	4,432,811
Midcap Fund	7,249,811
SMID Cap Fund	6,890,500
BTW Balanced Fund	5,249,542
BTW Equity Fund	11,111,411
BTW Midcap Fund	3,984,194
BTW SMID Cap Fund	1,797,598
BTW Small Cap Fund	64,593,708
For the fiscal year ended December 31, 2024, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.
Fund	Distribution Received Deduction
Asset Management Fund	72.06%
Equity Fund	100.00
Midcap Fund	96.69
SMID Cap Fund	90.39
BTW Balanced Fund	69.77
BTW Equity Fund	100.00
BTW Midcap Fund	100.00
BTW SMID Cap Fund	91.23
BTW Small Cap Fund	72.17
For the fiscal year ended December 31, 2024, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
Fund	Qualified Dividend Income
Asset Management Fund	78.04%
Equity Fund	100.00
Midcap Fund	100.00
SMID Cap Fund	93.53
BTW Balanced Fund	75.87
BTW Equity Fund	100.00
BTW Midcap Fund	100.00
BTW SMID Cap Fund	100.00
BTW Small Cap Fund	72.15
BTW International Equity Fund	100.00
During the year ended December 31, 2024, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:
Fund	Qualified Interest Income
Asset Management Fund	45.48%
BTW Balanced Fund	50.55
The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2024 are as follows:
Fund	Foreign Source Income Per Share	Foreign Tax Expense Per Share
BTW International Equity Fund	0.25	0.04
The pass-through of this foreign tax credit will only affect those persons who are shareholders on the dividend record date on December 11, 2024. These shareholders will receive more detailed information along with their 2024 Form 1099-DIV.

Changes in and Disagreements with Accountants for Open-End
Management Investment Companies (Unaudited)
December 31, 2024
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
December 31, 2024

Not applicable.

Investment Adviser Contract Approval (Unaudited)
December 31, 2024
The annual consideration by the Board of Trustees (the “Board”) of the continuation of the investment advisory agreement between Boston Trust Walden Inc. (the “Adviser”) and Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (the “Funds”).
Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with the Adviser be renewed annually by the Board of Boston Trust Walden Funds (the “Trust”), including a majority of the Board who are not “interested persons” of the Trust or of the Adviser. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Funds and their shareholders. The Board considered the continuation of the Investment Advisory Agreement at an in-person meeting held on August 19, 2024. The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser.
At the meeting on August 19, 2024, the Board engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement. The Board met directly with representatives of the Adviser and reviewed the information and data listed above, and performance peer group and expense peer group information constructed by ISS/Strategic Insight (“ISS”). As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that it had received throughout the year as part of its ongoing oversight of the Funds and their operations.
The Board carefully considered the nature, extent and quality of the services provided by the Adviser. The Board discussed the organizational structure of Adviser and its investment philosophy, type of clients, ESG integration, portfolio construction process and equity and fixed income approach. The Board discussed the Adviser’s approach to sustainable, responsible and impact investing, including its ESG framework and its portfolio screening guidelines. The Board reviewed the Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser. The Board reviewed biographical information about the employees of the Adviser and its parent, Boston Trust Walden Company (“Boston Trust”). The Board addressed the Adviser’s brokerage allocation and execution strategy, noting that the Adviser does not take into consideration sales of Fund shares in selecting brokers through which it effects Fund portfolio transactions. The Board also discussed the Adviser’s compliance program, business continuity and disaster recovery plans, succession planning and employee ownership. Considering the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.
Next, the Board reviewed the performance of the Funds from inception through June 30, 2024, comparing each Fund’s performance to a performance peer group constructed by ISS and the performance of the relevant Morningstar category. The Board noted that as of June 30, 2024, while each Fund outperformed the index and its peer group at various times for the Year-to-Date, 1-year, 3-year, 5-year and Since Inception periods, each Fund generally performed in line with its peer group during the same periods. The Board noted that while the Funds underperformed their benchmarks at various times, performance was consistent with the long-term performance pattern of each Fund’s investment style, as they participated in rising markets and outperformed in falling markets. The Board noted that this downside protection is consistent with the Adviser’s strategy and is routinely communicated to clients and investors. The Board also noted that during a rising market lasting over a decade, the Funds have consistently adhered to a lower risk, higher quality strategy.
The Board noted that the advisory fees for each Fund are within the range of their peer groups. The Board noted that the Adviser has been operating under an Expense Limitation Agreement that requires the Adviser to waive fees and/or reimburse expenses to the extent total operating expenses exceed 0.75% for the Boston Trust SMID Cap Fund and 1.00% for all the other Funds.
Turning to total operating expenses, the Board discussed the components of the Funds’ expense ratios and the services and value shareholders receive in exchange for the fees paid and expense borne by the Funds. The Board noted that the expense ratios for all the Funds were within the range of total operating expenses of the funds in the peer groups. After considering the comparative data as described above, and the Expense Limitation Agreement that was previously renewed by the Board at its February 26, 2024 meeting, the Board concluded that the advisory fees and expense ratios were reasonable.

Investment Adviser Contract Approval (Unaudited)
December 31, 2024
In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s income statement for the 12-months ended December 31, 2023 and the six-months ended June 30, 2024, as well as the gross and net profit margins realized on each Fund. The Board noted that the Adviser is a wholly-owned subsidiary of Boston Trust Walden and the payment of direct and indirect Trust expenses is governed by an Intercompany Services Agreement between the Adviser and Boston Trust Walden. The Board noted that the Adviser’s relationship with the Funds was profitable even though the Adviser is operating under an Expense Limitation Agreement with the Trust. The Board discussed the custody and transfer agency fees earned by the Adviser for services provided to the Funds, which are reduced by amounts paid for sub-custodian services.

This page is intentionally left blank.

This page is intentionally left blank.

Investment Adviser
Boston Trust Walden Inc.
One Beacon Street
Boston, MA 02108
Transfer Agent
FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219
Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215
This report may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance.
Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are dated and subject to change.
02/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)	/s/ Lucia Santini, President

Date	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lucia Santini, President

Date	February 28, 2025

By (Signature and Title)	/s/ Jennifer Ellis, Treasurer

Date	February 28, 2025